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                                  John Hancock

                                  INSTITUTIONAL FUNDS

                                  CLASS P




                               [LOGO] Prospectus
                                      October 1, 1999

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Independence Diversified Core
Equity Fund II


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.


[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue, Boston, Massachusetts 02199-7603


Draft: 9/28/99

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Contents

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A summary of the fund's         Independence Diversified Core Equity Fund II   4
goals, strategies, risks,
performance and expenses.


Policies and instructions for   Your account
opening, maintaining and
closing an account.             Understanding your expenses                    6

                                Opening an account                             6

                                Buying shares                                  7

                                Selling shares                                 8

                                Transaction policies                          10

                                Dividends and account policies                10

                                Additional investor services                  11


Further information on the
fund.                           Fund details

                                Business structure                            12

                                For more information                  back cover

Independence Diversified Core Equity Fund II

GOAL AND STRATEGY

[Clip art] The fund seeks above-average total return, consisting of capital appreciation and income. To pursue this goal, the fund invests in a diversified portfolio of primarily large-capitalization stocks. The portfolio's risk profile is substantially similar to that of the S&P 500 Index.

The managers select from a menu of stocks of approximately 550 companies that evolves over time. Approximately 70% to 80% of these companies also are included in the S&P 500 Index. The subadviser's investment research team is organized by industry and tracks these companies to develop earnings estimates and five-year projections for growth. A series of proprietary computer models use this in-house research to rank the stocks according to their combination of:

o value, meaning they appear to be underpriced

o momentum, meaning they show potential for strong growth

This process, together with a risk/return analysis against the S&P 500 Index, results in a portfolio of approximately 100 to 130 of the stocks from the top 60% of the menu. The fund must sell any stocks that fall into the bottom 20% of the menu.


In normal market conditions, the fund is almost entirely invested in stocks. The fund may, however, invest in certain other types of equity and debt securities, including dollar-denominated foreign securities.


In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

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PAST PERFORMANCE

[Clip art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The year-by-year and average annual figures are for Class I shares, which are offered in a separate prospectus. Annual returns should be substantially similar since both classes invest in the same portfolio. However, Class I shares' average annual figures do not reflect 12b-1 fees, which are imposed on Class P shares. Year-by-year, average annual and index figures do not reflect these fees and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

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Class I year-by-year total returns - calendar years
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                                                      1996      1997      1998

                                                     20.08%     29.49%   30.16%
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1999 total return as of March 31: 2.25% Best quarter: Q4 `98, 25.14% Worst quarter: Q3 `98, -13.20%

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Class I average annual total returns - for periods ending 12/31/98
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                                                       Fund          Index

1 year                                                 30.16%        28.58%
Life of fund -D began 3/10/95                          27.78%        30.20%

Index: Standard & Poor's 500 Stock Index, an unmanaged index of 500 stocks.


SUBADVISER

Independence Investment
Associates, Inc.
---------------------------------
Team responsible for day-to-day
investment management

A subsidiary of John Hancock
Mutual Life Insurance Company

Founded in 1982
Supervised by the adviser

MAIN RISKS

[Clip art] The value of your investment will go up and down in response to stock market movements. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium- capitalization stocks.

The fund's management strategy will influence performance significantly. If the investment research team's earnings estimates or projections turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information and social or political upheavals.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

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YOUR EXPENSES

[Clip art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class P shares are new, their expenses are based on Class I expenses.

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Annual operating expenses
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Management fee                                                       0.50%
Distribution and service (12b-1) fees                                0.25%
Other expenses                                                       0.14%
Total fund operating expenses(1)                                     0.89%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions, that the average annual return was 5% and that your shares were redeemed at the end of the time frame. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

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Expenses              Year 1          Year 3         Year 5          Year 10
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Class P               $91             $284           $493            $1,096


FUND CODES
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Ticker         -
CUSIP          410132773
Newspaper      -
Fund number    280


     (1) The adviser has agreed to limit the fund's expenses, excluding
         12b-1 fees, to 0.70% of the fund's average daily net assets. The fund's expenses shown above, excluding 12b-1 fees, are below 0.70%. If the expenses, exclusive of 12b-1 fees, were to exceed 0.70%, the total fund operating expenses would be limited to 0.95%.

Your account

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UNDERSTANDING YOUR EXPENSES

The fund's expenses are to pay the operating costs of the fund. Some of these costs include:

o portfolio management
o custody services
o transfer agent services

The Class P shares have a Rule 12b-1 plan that allows them to pay fees for the sales, distribution and service of these shares.

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Class P
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o No sales charges; all your money goes to work for you right away.

o Distribution and service (12b-1) fees of 0.25%.


Your broker or agent may charge you a fee to effect transactions in fund shares.


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OPENING AN ACCOUNT

1 Read this prospectus carefully.

2 Determine how much you want to invest.

o minimum initial investments: $1,000
o Monthly Automatic Accumulation Plan (MAAP):
  $25 to open; you must invest at least $25 a month

3 Complete the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. You must notify your financial representative or Signature Services if this information changes. For more details, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


6 YOUR ACCOUNT


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Buying shares
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            Opening an account                                Adding to an account

By check
[Clip art]  o Make out a check for the investment             o Make out a check for the investment
              amount, payable to "John Hancock                  amount payable to "John Hancock
              Signature Services, Inc."                         Signature Services, Inc."

            o Deliver the check and your completed            o Fill out the detachable investment
              application to your financial                     slip from an account statement. If
              representative, or mail them to                   no slip is available, include a
              Signature Services (address below).               note specifying the fund name,
                                                                your share class, your account
                                                                number and the name(s) in which
                                                                the account is registered.

                                                              o Deliver the check and your
                                                                investment slip or note to your
                                                                financial representative, or mail
                                                                them to Signature Services
                                                                (address below).

By exchange
[Clip art]  o Call your financial representative              o Call your financial representative
              or Signature Services to request an               or Signature Services to request an
              exchange.                                         exchange.


By wire
[Clip art]  o Deliver your completed application              o Instruct your bank to wire
              to your financial representative,                 the amount of your investment
              or mail it to Signature Services.                 to:
                                                                    First Signature Bank & Trust
            o Obtain your account number by                         Account # 900000260
              calling your financial representative                 Routing # 211475000
              or Signature Services.
                                                              Specify the fund name, your
            o Instruct your bank to wire the                  share class, your account
              amount of your investment to:                   number and the name(s) in
                   Firs Signature Bank & Trust                which the account is registered.
                   Account # 900000260                        Your bank may charge a fee
                   Routing # 211475000                        to wire funds.

            Specify the fund name, your
            choice of share class, the
            new account number and the
            name(s) in which the account
            is registered. Your bank may
            charge a fee to wire funds.


By phone
[Clip art]  See "By wire" and "By exchange."                  o Verify that your bank or credit
                                                                union is a member of the Automated
                                                                Clearing House (ACH) system.

                                                              o Complete the "Invest By Phone" and
                                                                "Bank Information" sections on your
                                                                account application.

                                                              o Call Signature Services to verify
                                                                that these features are in place
                                                                on your account.

                                                              o Tell the Signature Services
                                                                representative the fund name, your
                                                                share class, your account number,
                                                                the name(s) in which the account
                                                                is registered and the amount of
                                                                your investment.


To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."

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Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.
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                                                                  YOUR ACCOUNT 7

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Selling shares
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                Designed for                                To sell some or all of your shares
By letter
[Clip art]      o Accounts of any type.                     o Write a letter of instruction or
                                                              complete a stock power indicating
                o Sales of any amount.                        the fund name, your share class,
                                                              your account number, the name(s)
                                                              in which the account is registered
                                                              and the dollar value or number of
                                                              shares you wish to sell.

                                                            o Include all signatures and any
                                                              additional documents that may be
                                                              required (see next page).

                                                            o Mail the materials to Signature
                                                              Services.

                                                            o A check will be mailed to the name(s)
                                                              and address in which the account is
                                                              registered, or otherwise according
                                                              to your letter of instruction.


By phone
[Clip art]      o Most accounts.                            o For automated service 24 hours
                                                              a day using your touch-tone phone,
                o Sales of up to $100,000.                    call the EASI-Line at 1-800-338-8080.

                                                            o To place your order, call your
                                                              financial representative or
                                                              Signature Services between 8 a.m.
                                                              and 4 p.m. Eastern Time on most
                                                              business days.

By wire or electronic funds transfer (EFT)                  o To verify that the telephone
[Clip art]      o Requests by letter to sell                  redemption privilege is in place
                  any amount (accounts of any type).          on an account, or to request the
                                                              form to add it to an existing
                o Requests by phone to sell up                account, call Signature Services.
                  to $100,000 (accounts with
                  telephone redemption privileges).         o Amounts of $1,000 or more will
                                                              be wired on the next business day.
                                                              A $4 fee will be deducted from
                                                              your account.

                                                            o Amounts of less than $1,000 may
                                                              be sent by EFT or by check. Funds
                                                              from EFT transactions are generally
                                                              available by the second business
                                                              day. Your bank may charge a fee for
                                                              this service.

By exchange
[Clip art]      o Accounts of any type.                     o Obtain a current prospectus for
                                                              the fund into which you are
                o Sales of any amount.                        exchanging by calling your financial
                                                              representative or Signature Services.

                                                            o Call your financial representative or
                                                              Signature Services to request an
                                                              exchange.



8 YOUR ACCOUNT


Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o your address of record has changed within the past 30 days

o you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature
Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

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 Seller                                                 Requirements for written requests
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Owners of individual, joint or UGMA/UTMA accounts       o Letter of instruction.
(custodial accounts for minors).
                                                        o On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

                                                        o Signature guarantee if applicable (see above).


Owners of corporate, sole proprietorship, general       o Letter of instruction.
partner or association accounts.
                                                        o Corporate resolution/organization resolution, certified within the past 12 months, or a business/organization certification form.


                                                        o On the letter and the resolution, the signature of the person(s)
                                                          authorized to sign for the account.

                                                        o Signature guarantee if applicable (see above).


Owners or trustees of trust accounts.                   o Letter of instruction.

                                                        o On the letter, the signature(s) of the trustee(s).

                                                        o Copy of the trust document certified within the past 12 months or a trust certification form.

                                                        o Signature guarantee if applicable (see above).


Joint tenancy shareholders with rights of survivorship  o Letter of instruction signed by surviving tenant.
whose co-tenants are deceased.
                                                        o Copy of death certificate.

                                                        o Signature guarantee if applicable (see above).


Executors of shareholder estates.                       o Letter of instruction signed by executor.

                                                        o Copy of order appointing executor, certified within the past 12 months.

                                                        o Signature guarantee if applicable (see above).


Administrators, conservators, guardians
and other sellers or account types not listed above.    o Call 1-800-225-5291 for instructions.


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Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.
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To sell shares through a systematic withdrawal plan, see "Additional investor services."

                                                                  YOUR ACCOUNT 9

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TRANSACTION POLICIES

Valuation of shares The net asset value per share (NAV) for the fund and class is determined each business day at the close of regular trading on the New York
Stock Exchange (typically 4 p.m. Eastern Time). The fund uses market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable. The fund may trade portfolio securities on U.S.
holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell shares.

Buy and sell prices When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests The fund is open on those days when the New York Stock
Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone.
During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Certificated shares Most shares are electronically recorded. If you wish to have certificates for your shares, please write to Signature Services. Certificated shares can only be sold by returning the certificates to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.


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DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o after any changes of name or address of the registered owner(s)

o in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The fund declares and pays any income dividends quarterly. Capital gains dividends, if any, are distributed annually.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.


10 YOUR ACCOUNT


Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. Your account will not be closed if its drop in value is due to fund performance.

Year 2000 compliance The adviser and the fund's service providers are taking steps to address any year 2000-related computer problems. However, there is some risk that these problems could disrupt the issuers in which the fund invests, the fund's operations or financial markets generally.

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ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.


                                                                 YOUR ACCOUNT 11


Fund details
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BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the fund. The fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations. The trustees have the power to change this fund's investment goals without shareholder approval.

Management fees For the fiscal year ended February 28, 1999, the fund paid the investment adviser management fees at an annual rate of 0.50% of the fund's net assets.

The management firm The fund is managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock
Mutual Life Insurance Company and manages more than $30 billion in assets.


                                            ------------
                                            Shareholders
                                            ------------

 Distribution and             --------------------------------------------
shareholder services                  Financial services firms and
                                          their representatives

                                 Advise current and prospective share-
                               holders on their fund investments, often
                              in the context of an overall financial plan.
                              --------------------------------------------

-------------------------------------------            -------------------------------------------------
          Principal distributor                                         Transfer agent

         John Hancock Funds, Inc.                            John Hancock Signature Services, Inc.

  Markets the fund and distributes shares               Handles shareholder services, including record-
through selling brokers, financial planners            keeping and statements, distribution of dividends
    and other financial representatives.                   and processing of buy and sell requests.
-------------------------------------------            -------------------------------------------------

-----------------------        -------------------------------      -------------------------------------
     Subadviser                      Investment adviser                         Custodian

Independence Investment          John Hancock Advisers, Inc.            Investors Bank & Trust Co.
                                   101 Huntington Avenue
   Associates, Inc.                Boston, MA 02199-7603            Holds the fund's assets, settles all
   53 State Street                                                  portfolio trades and collects most of         Asset
   Boston, MA 02109            Manages the fund's business and         the valuation data required for          management
-----------------------             investment activities.              calculating the fund's NAV.
                               -------------------------------      -------------------------------------

                                 ------------------------------
                                           Trustees

                                 Oversee the fund's activities.
                                 ------------------------------




12 FUND DETAILS

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For more information
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Two documents are available that
offer further information on John
Hancock institutional funds:

ANNUAL/SEMIANNUAL
REPORT TO SHAREHOLDERS

Includes financial statements, a
discussion of the market conditions
and investment strategies that
significantly affected performance,
as well as the auditors' report (in
annual report only).

STATEMENT OF ADDITIONAL
INFORMATION (SAI)

The SAI contains more detailed
information on all aspects of the
fund.  The current annual report is
included in the SAI.

A current SAI has been filed with
the Securities and Exchange
Commission and is incorporated
by reference into (is legally a part
of) this prospectus.

To request a free copy of the current
annual/semiannual report or the
SAI, please contact John Hancock:

By mail:
John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-544-6713

On the Internet:
 www.jhfunds.com

Or you may view or obtain these
documents from the SEC:


In person: at the SEC's Public
Reference Room in Washington, DC.
For access to the Reference Room
call 1-800-SEC-0330


By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-6009
(duplicating fee required)

On the Internet: www.sec.gov

SEC number: 811-8852

(C) 1999 John Hancock Funds, Inc.
                      KGIPN 10/99

          Supplement to the John Hancock Institutional Funds prospectus dated July 1, 1999

On page 14, the "Portfolio Managers" section for the John Hancock International Equity Fund has been changed as follows:

PORTFOLIO MANAGERS

Miren Etcheverry
----------------
Senior vice president of adviser
Joined team in 1996
Joined adviser in 1996
Began career in 1977

John L.F. Wills
---------------
Senior vice president of adviser
Managing director of subadviser
Joined team in 1995
Joined subadviser in 1987
Began career in 1969

SUBADVISER

John Hancock Advisers
International Limited
---------------------
London-based affiliate of adviser
Founded in 1986


October 7, 1999

KB0PS  10/99

                    JOHN HANCOCK INSTITUTIONAL SERIES TRUST-


     John Hancock Independence Diversified Core Equity Fund II (the "Fund")
                   Supplement to Prospectus dated July 1, 1999





On October 1, 1999, the Fund's existing class of shares will be known as Class I.


GOAL AND STRATEGY

On page 4, the following sentences are added:

In normal market conditions, the fund is almost entirely invested in stocks. The fund may, however, invest in certain other types of equity and debt securities, including dollar-denominated foreign securities.


October 1, 1999

                     JOHN HANCOCK INSTITUTIONAL SERIES TRUST
                              101 Huntington Avenue
                           Boston, Massachusetts 02199



                          John Hancock Active Bond Fund
                      John Hancock Dividend Performers Fund
                 John Hancock Medium Capitalization Growth Fund
                       (formerly Multi-Sector Growth Fund)
                  John Hancock Small Capitalization Value Fund
                  John Hancock Small Capitalization Growth Fund
                     John Hancock International Equity Fund
            John Hancock Independence Diversified Core Equity Fund II
                                   (Class I)
              John Hancock Independence Medium Capitalization Fund
                     John Hancock Independence Balanced Fund

                 (each, a "Fund" and collectively, the "Funds")


                       Statement of Additional Information


                                 October 1, 1999


This Statement of Additional Information provides information about the Funds in addition to the information that is contained in the John Hancock Series Funds' Prospectus and in the Independence Funds' Prospectus dated July 1, 1999 (together, the "Prospectuses").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Funds' Prospectuses, copies of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                                  P.O. Box 9296
                        Boston, Massachusetts 02205-9296
                                 1-800-755-4371

                                TABLE OF CONTENTS
                                                                            Page
Organization of the Funds                                                      2
Investment Objectives and Policies                                             2
-The John Hancock Series Funds                                                 3
-The Independence Funds                                                        3
Investment Restrictions                                                       16
Those Responsible for Management                                              18
Investment Advisory and Other Services                                        35
Distribution Contract                                                         38
Net Asset Value                                                               38
Special Redemptions                                                           39
Description of the Funds' Shares                                              39
Tax Status                                                                    41
Calculation of Performance                                                    46
Brokerage Allocation                                                          47
Transfer Agent Services                                                       49
Custody of Portfolio                                                          49
Independent Auditors                                                          50
Appendix A--Description of Securities Ratings                                A-1
Financial Statements                                                         F-1


ORGANIZATION OF THE FUNDS

Each Fund is a series of John Hancock Institutional Series Trust (the "Trust") an open-end investment management company organized as a Massachusetts business trust on October 31, 1994 under the laws of the Commonwealth of Massachusetts.


Small Capitalization Growth Fund, Dividend Performers Fund, Active Bond Fund, Medium Capitalization Growth Fund, Small Capitalization Value Fund and International Equity Fund are sometimes referred to herein collectively as the "John Hancock Series Funds." Diversified Core Equity Fund II, Medium Capitalization Fund and Balanced Fund are sometimes referred to herein collectively as the "Independence Funds."


The investment adviser of each Fund is John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned indirect subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"). The subadviser of International Equity Fund is John Hancock Advisers International Limited ("JHAI"). The investment subadviser of each Independence Fund is Independence Investment Associates, Inc. ("IIA"). Together, JHAI, and IIA are sometimes referred to herein collectively as the "Subadvisers" or, individually, as the "Subadviser." Each Subadviser is an affiliate of the Life Company.

INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of each Fund's investment objective and policies as discussed in the Prospectuses. There is no assurance that any Fund will achieve its investment objective.

Each Fund has adopted certain investment restrictions that are detailed under "Investment Restrictions" in this Statement of Additional Information where they are classified as fundamental or nonfundamental. Those restrictions designated as fundamental may not be changed without shareholder approval. Each Fund's investment objective, investment policies and nonfundamental restrictions, however, may be changed by a vote of the Trustees without shareholder approval. If there is a change in a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

A.  The John Hancock Series Funds.

For a further description of the John Hancock Series Funds' investment objectives, policies and restrictions see "Goal and Strategy" and "Main Risks" in the John Hancock Series Funds' Prospectus and "Investment Restrictions" in this Statement of Additional Information. See Appendix A to this Statement of Additional Information for a description of the quality categories of corporate bonds in which certain of the John Hancock Series Funds may invest.

 B.  The Independence Funds.

For a further description of the Independence Funds' investment objectives, policies and restrictions see "Goal and Strategy" and "Main Risks" in the Independence Funds' Prospectus and "Investment Restrictions" in this Statement of Additional Information.


Common stocks. Dividend Performers Fund, Medium Capitalization Growth Fund, Small Capitalization Value Fund, Small Capitalization Growth Fund and each Independence Fund may invest in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of such entity's preferred stock and other senior equity. Ownership of common stock usually carries with it the right to vote and, frequently, an exclusive right to do so. Common stocks have the potential to outperform fixed-income securities over the long term. Common stocks provide the most potential for growth, yet are the more volatile of the two asset classes.

Debt securities. Active Bond Fund, Small Capitalization Value Fund and Independence Balanced Fund may regularly invest in debt obligations. Debt securities of corporate and governmental issuers in which the Funds may invest are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk).

Preferred stocks. Dividend Performers Fund, Medium Capitalization Growth Fund, Small Capitalization Value Fund, Small Capitalization Growth Fund and each Independence Fund may invest in preferred stocks. Preferred stock generally has a preference to dividends and, upon liquidation, over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer's common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible securities. Each John Hancock Series Fund and Independence Balanced Fund may invest in convertible securities which may include corporate notes or preferred stock. Investments in convertible securities are not subject to the rating criteria with respect to non-convertible debt obligations. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. The market value of convertible securities can also be heavily dependent upon the changing value of the equity securities into which such securities are convertible, depending on whether the market price of the underlying security exceeds the conversion price. Convertible securities generally rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. However, the extent to which such risk is reduced depends upon the degree to which the convertible security sells above its value as a fixed-income security.

Investments in Foreign Securities and Emerging Countries. Each Independence Fund and Dividend Performers Fund may invest in U.S. dollar denominated securities of foreign issuers and in American Depository Receipts. Independence Balanced Fund may invest in Yankee Bonds. Medium Capitalization Growth Fund and Small Capitalization Growth Fund may invest up to 10% of total assets and Small Capitalization Value Fund may invest up to 15% of total assets in U.S. dollar and foreign currency denominated securities of foreign issuers. Active Bond Fund may invest up to 25% of total assets in Yankee Bonds, U.S. dollar (excluding U.S. dollar denominated Canadian securities) and foreign currency denominated securities of foreign issuers. International Equity Fund will invest primarily in U.S. dollar and foreign currency denominated securities of foreign issuers. International Equity Fund may also invest in debt and equity securities of corporate and governmental issuers of countries with emerging economies or securities markets.


Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that the Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends, in some cases capital gains and interest payable on certain of the Fund's foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

These risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries may have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. The Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

The U.S. Government has from time to time in the past imposed restrictions, through taxation and otherwise, on foreign investments by U.S. investors such as the Fund. If such restrictions should be reinstituted, it might become necessary for the Fund to invest all or substantially all of its assets in U.S. securities. In such event, the Fund would review its investment objective and investment policies to determine whether changes are appropriate.

The Fund's ability and decisions to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of the Fund are redeemable on a daily basis in U.S. dollars, the Fund intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars. Under present conditions, it is not believed that these considerations will have any significant effect on its portfolio strategy.

Forward Foreign Currency Transactions. Each John Hancock Series Fund, other than Dividend Performers Fund, may engage in forward foreign currency transactions. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. The Funds may also deal in forward foreign currency exchange contracts involving currencies of the different countries in which they may invest as a hedge against possible variations in the foreign exchange rate between these currencies. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of a Fund accruing in connection with the purchase and sale of its portfolio securities denominated in foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in such foreign currencies. The Funds' dealings in forward foreign currency exchange contracts will be limited to hedging either specified transactions or portfolio positions. A Fund will not attempt to hedge all of its foreign portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by the Adviser or Subadviser. The Funds will not engage in speculative forward foreign currency exchange transactions.

If a Fund purchases a forward contract to purchase foreign currency, the Fund will segregate cash or liquid securities, of any type or maturity, in a separate account in an amount necessary to complete the forward contract. These assets will be marked to market daily and if the value of the assets in the separate account declines, additional cash or liquid assets will be added so that the value of the account will equal the amount of the Fund's commitment in purchased forward contracts.

Hedging against a decline in the value of currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. These transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Funds to hedge against a devaluation that is so generally anticipated that the Funds are not able to contract to sell the currency at a price above the devaluation level they anticipate.

The cost to the Funds of engaging in foreign currency transactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency are usually conducted on a principal basis, no fees or commissions are involved.

Repurchase Agreements. Each Fund may enter into repurchase agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income, decline in value of the underlying securities or lack of access to income during this period as well as the expense of enforcing its rights.

Reverse Repurchase Agreements. Each Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that a Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by a Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by each Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by a Fund which it is obligated to repurchase. Each Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting its repurchase. To minimize various risks associated with reverse repurchase agreements, a Fund will establish a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. In addition, a Fund will not enter into reverse repurchase agreements or borrow money, except from banks temporarily for extraordinary or emergency purposes (not for leveraging) in amounts not to exceed 33 1/3% of a Fund's total assets (including the amount borrowed) taken at market value. Each Fund will not use leverage to attempt to increase income. Each Fund will not purchase securities while outstanding borrowings exceed 5% of that Fund's total assets. Each Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Trustees. Under the procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Restricted Securities. Each Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees may adopt guidelines and delegate to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Options on Securities, Securities Indices and Currency. International Equity Fund and Active Bond Fund may purchase and write (sell) call and put options on any securities in which it may invest or on any securities index based on securities in which it may invest. Dividend Performers Fund, Small Capitalization Value Fund, Small Capitalization Growth Fund and Medium Capitalization Growth Fund may purchase and write (sell) call and put options on any securities index based on securities in which it may invest. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. International Equity Fund and Active Bond Fund may write covered put and call options and purchase put and call options as a substitute for the purchase or sale of securities or, with respect to International Equity Fund, currency to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on a security or currency written by a Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by a Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive a Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.

All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account with a value at least equal to the Fund's obligation under the option,
(ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. Each Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

Each Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. A Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities or currencies of the type in which it may invest. A Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. A Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities or the currencies in which they are denominated. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of a Fund's portfolio securities.

Each Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

Futures Contracts and Options on Futures Contracts. To hedge against changes in interest rates, securities prices or currency exchange rates, International Equity Fund may purchase and sell futures contracts based on various securities (such as U.S. Government securities) and securities indices, foreign currencies and any other financial instruments and indices and purchase and write call and put options on these futures contracts. To hedge against changes in interest rates or securities prices, Active Bond Fund may purchase and sell futures contracts based on various securities (such as U.S. Government securities) and securities indices, and any other financial instruments and indices and purchase and write call and put options on these futures contracts. Dividend Performers Fund. Small Capitalization Value Fund, Small Capitalization Growth Fund and Medium Capitalization Growth Fund may for hedging purposes purchase and sell futures contracts based on securities indices and purchase and write call and put options on these futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. All futures contracts entered into by a Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Fund proposes to acquire or the exchange rate of currencies in which the portfolio securities are quoted or denominated. When securities prices are falling, a Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When securities prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. A Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.

A Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated decline in market prices or foreign currency rates that would adversely affect the value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by a Fund or securities with characteristics similar to those of the Fund's portfolio securities. Similarly, a Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency rates then available in the applicable market to be less favorable than prices that are currently available. A Fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency.

Options on Futures Contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, a Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by each Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. Each John Hancock Series Fund will engage in futures and related options transactions either for bona fide hedging purposes as permitted by the CFTC. To the extent that a Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities or the currency in which they are quoted or denominated) it intends to purchase.

Each Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, each Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between a Fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Forward Commitment and When-Issued Securities. Each Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. A Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, a Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. When a Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Funds losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued and forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date a Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Warrants. Each John Hancock Series Fund may invest in warrants. Warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants tend to be more volatile than their underlying securities. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.


Government Securities. Each Fund may invest in government securities. However, Dividend Performers Fund, Small Capitalization Growth Fund, Medium Capitalization Growth Fund and International Equity Fund may invest more than 10% of total assets in government securities, for defensive purposes only. If not, for defensive purposes, these funds may only invest up to 10% of total assets in government securities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("GNMA"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("FHLMC"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("FNMA"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

Mortgage-Backed Securities. Active Bond Fund and each Independence Fund may invest in mortgage pass-through certificates and multiple-class pass-through securities, such as real estate mortgage investment conduits ("REMIC") pass-through certificates, collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities ("SMBS"), and other types of "Mortgage-Backed Securities" that may be available in the future.

Guaranteed Mortgage Pass-Through Securities. Guaranteed mortgage pass-through securities represent participation interests in pools of residential mortgage loans and are issued by U.S. Governmental or private lenders and guaranteed by the U.S. Government or one of its agencies or instrumentalities, including but not limited to the GNMA, the FNMA and the FHLMC. GNMA certificates are guaranteed by the full faith and credit of the U.S. Government for timely payment of principal and interest on the certificates. FNMA certificates are guaranteed by FNMA, a federally chartered and privately owned corporation, for full and timely payment of principal and interest on the certificates. FHLMC certificates are guaranteed by FHLMC, a corporate instrumentality of the U.S. Government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

Multiple-Class Pass-Through Securities and Collateralized Mortgage Obligations. CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. Government agencies and instrumentalities as well as private lenders. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.

Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.

A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages primarily secured by interests in real property and other permitted investments. Investors may purchase "regular" and "residual" interest shares of beneficial interest in REMIC trusts although the Funds do not intend to invest in residual interests.

Stripped Mortgage-Backed Securities. SMBS are derivative multiple-class mortgage-backed securities. SMBS are usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In the most extreme case, one class will receive all of the interest (the "interest only" class) while the other class will receive all of the principal (the "principal only" class). The yields and market risk of interest only and principal only SMBS, respectively, may be more volatile than those of other fixed income securities. The staff of the SEC considers privately issued SMBS to be illiquid.

Structured or Hybrid Notes. Funds that may invest in mortgage-backed securities may invest in "structured" or "hybrid" notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed-income securities or interest rates. Examples of these benchmarks include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows a Fund to gain exposure to the benchmark market while fixing the maximum loss that the Fund may experience in the event that market does not perform as expected. Depending on the terms of the note, a Fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; a Fund's loss cannot exceed this foregone interest and/or principal. An investment in structured or hybrid notes involves risks similar to those associated with a direct investment in the benchmark asset.

Risk Factors Associated with Mortgage-Backed Securities. Investing in Mortgage-Backed Securities involves certain risks, including the failure of a counter-party to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. In addition, investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities. Further, the yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, a Fund may fail to recoup fully its investment in Mortgage-Backed Securities notwithstanding any direct or indirect governmental, agency or other guarantee. When a Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities. This possibility is often referred to as extension risk. Extending the average life of a Mortgage-Backed Security increases the risk of depreciation due to future increases in market interest rates.

Risk Associated With Specific Types of Derivative Debt Securities. Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. Thus, the magnitude of exposure may be less than for more leveraged Mortgage-Backed Securities.

The risk of early prepayments is the primary risk associated with interest only debt securities ("IOs"), super floaters, other leveraged floating rate instruments and Mortgage-Backed Securities purchased at a premium to their par value. In some instances, early prepayments may result in a complete loss of investment in certain of these securities. The primary risks associated with certain other derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates.

These securities include floating rate securities based on the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating rate securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), Mortgage-Backed Securities purchased at a discount, leveraged inverse floating rate securities ("inverse floaters"), principal only debt securities ("POs"), certain residual or support tranches of CMOs and index amortizing notes. Index amortizing notes are not Mortgage-Backed Securities, but are subject to extension risk resulting from the issuer's failure to exercise its option to call or redeem the notes before their stated maturity date. Leveraged inverse IOs combine several elements of the Mortgage-Backed Securities described above and thus present an especially intense combination of prepayment, extension and interest rate risks.

Planned amortization class ("PAC") and target amortization class ("TAC") CMO bonds involve less exposure to prepayment, extension and interest rate risk than other Mortgage-Backed Securities, provided that prepayment rates remain within expected prepayment ranges or "collars." To the extent that prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risk associated with the underlying mortgage assets.

Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. X-reset floaters have a coupon that remains fixed for more than one accrual period. Thus, the type of risk involved in these securities depends on the terms of each individual X-reset floater.

Ratings as Investment Criteria. In general, the ratings of Moody's and S&P represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized however, that ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Funds as initial criteria for the selection of portfolio securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix A contains further information concerning the rating of Moody's and S&P and their significance.

Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund, but the Adviser will consider the event in its determination of whether the Fund should continue to hold the securities.

Lower Rated High Yield Debt Obligations. Active Bond Fund and Small Capitalization Value may invest in high yielding, fixed income securities rated below investment grade (e.g., rated Baa or lower by Moody's Investors Service, Inc. ("Moody's") or BBB or lower by Standard & Poor's Ratings Group ("S&P")). Active Bond Fund will not invest in securities rated below Ca by Moody's or CC by S&P. Small Capitalization Value may invest up to 15% of its net assets in securities rated as low as Ca by Moody's or CC by S & P and their equivalents.

Ratings are based largely on the historical financial condition of the issuer. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. See Appendix A to this Statement of Additional Information which describes the characteristics of corporate bonds in the various ratings categories. The Funds may invest in comparable quality unrated securities which, in the opinion of the Adviser or Subadviser, offer comparable yields and risks to those securities which are rated.

Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The high yield fixed income market is relatively new and its growth occurred during a period of economic expansion. The market has not yet been fully tested by an economic recession.

The market price and liquidity of lower rated fixed income securities generally respond to short term corporate and market developments to a greater extent than do the price and liquidity of higher rated securities because such developments are perceived to have a more direct relationship to the ability of an issuer of such lower rated securities to meet its ongoing debt obligations.

Reduced volume and liquidity in the high yield bond market or the reduced availability of market quotations will make it more difficult to dispose of the bonds and to value accurately the Funds' assets. The reduced availability of reliable, objective data may increase the Funds' reliance on management's judgment in valuing high yield bonds. In addition, the Funds' investments in high yield securities may be susceptible to adverse publicity and investor perceptions, whether or not justified by fundamental factors. A Fund's investments, and consequently its net asset value, will be subject to the market fluctuations and risks inherent in all securities.


Lending of Securities. The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. The Fund can lend portfolio securities having a total value of 33 1/3% of its total assets.


Short-Term Trading. Each John Hancock Series Fund may engage in short-term trading. These Funds intend to use short-term trading of securities as a means of managing their portfolio to achieve their respective investment objective. In reaching a decision to sell one security and purchase another security at approximately the same time, the Funds will take into account a number of factors, for fixed income funds. These include the quality ratings, interest rates, yields, maturity dates, call prices, and refunding and sinking fund provisions of the securities under consideration, as well as historical yield spreads and current economic information. Equity funds may engage in short-term trading for special situations. These special situations may include arbitrage opportunities, extraordinary positive or negative earnings surprises, takeover situations, spin-offs, asset plays, management changes or a reorganization. The success of short-term trading will depend upon the ability of the Funds to evaluate particular securities, to anticipate relevant market factors, including trends of interest rates and earnings and variations from such trends, to obtain relevant information, to evaluate it promptly, and to take advantage of its evaluations by completing transactions on a favorable basis. It is expected that the expenses involved in short-term trading, which would not be incurred by an investment company which does not use this portfolio technique, will be less than the profits and other benefits which will accrue to shareholders.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. Each Fund has adopted the following investment restrictions which may not be changed without the approval of a majority of the applicable Fund's outstanding voting securities which, as used in the Prospectuses and this Statement of Additional Information means the approval by the lesser of (1) the holders of 67% or more of a Fund's shares represented at a meeting if more than 50% of a Fund's outstanding shares are present in person or by proxy or (2) more than 50% of the outstanding shares.

A Fund may not:

1. Issue senior securities, except as permitted by paragraphs 3, 6 and 7 below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies or within the meaning of paragraph 6 below, are not deemed to be senior securities.

2. Purchase securities on margin or make short sales, or unless, by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except (i) in connection with arbitrage transactions, (ii) for hedging the Fund's exposure to an actual or anticipated market decline in the value of its securities, (iii) to profit from an anticipated decline in the value of a security, and (iv) obtaining such short-term credits as may be necessary for the clearance of purchases and sales of securities.

3. Borrow money, except for the following extraordinary or emergency purposes: (i) from banks for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value; (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets; and (iv) in the case of Small Capitalization Growth Fund, in connection with entering into reverse repurchase agreements and dollar rolls, but only if after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act. A Fund, other than Small Capitalization Growth Fund, may not borrow money for the purpose of leveraging the Funds' assets. For purposes of this investment restriction, the deferral of Trustees' fees and transactions in short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing. Small Capitalization Growth Fund has no current intention of entering into reverse repurchase agreements or dollar rolls.

4. Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purpose of the 1933 Act.

5. Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein,
         (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

6. Invest in commodities, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

7. Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

8. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S.
         Government or any of its agencies, instrumentalities or authorities.

9.       For each Fund with respect to 75% of total assets,  purchase securities
         of  an  issuer   (other  than  the  U.S.   Government,   its  agencies,
         instrumentalities or authorities), if:

                  (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

                  (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

Non-Fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

A Fund may not:

1. Participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser or any Subadviser to save commissions or to average prices among them is not deemed to result in a joint securities trading account.

2. Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

3. Invest more than 15% of the net assets of the Fund, taken at market value, in illiquid securities.

4. Purchase securities while outstanding borrowings exceed 5% of the Fund's total assets.

5. Invest for the purpose of exercising control over or management of any company.

6. For Dividend Performers Fund, Medium Capitalization Growth Fund, Small Capitalization Value Fund, Small Capitalization Growth Fund and International Equity Fund each security at time of purchase may not comprise more than 5% of the Fund's assets.

If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of a Fund's assets will not be considered a violation of the restriction.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Funds is managed by the Trustees who elect officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Funds are also officers or directors of the Funds' Adviser and/or one or more or the Subadvisers, or officers and/or directors of the Funds' principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").



                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Edward J. Boudreau, Jr. *                Trustee, Chairman and Chief            Chairman, Director and Chief
101 Huntington Avenue                    Executive Officer (1, 2)               Executive Officer, the Adviser;
Boston, MA  02199                                                               Chairman, Director and Chief
October 1944                                                                    Executive Officer, The Berkeley
                                                                                Financial Group, Inc. ("The
                                                                                Berkeley Group"); Chairman and
                                                                                Director, NM Capital Management,
                                                                                Inc. ("NM Capital"), John Hancock
                                                                                Advisers International Limited
                                                                                ("Advisers International") and
                                                                                Sovereign Asset Management
                                                                                Corporation ("SAMCorp"); Chairman
                                                                                and Chief Executive Officer, John
                                                                                Hancock Funds, Inc. ("John Hancock
                                                                                Funds"); Chairman, First Signature
                                                                                Bank and Trust Company; Director,
                                                                                John Hancock Insurance Agency, Inc.
                                                                                ("Insurance Agency, Inc."), John
                                                                                Hancock Advisers International
                                                                                (Ireland) Limited ("International
                                                                                Ireland"), John Hancock Capital
                                                                                Corporation and New England/Canada
                                                                                Business Council; Member,
                                                                                Investment Company Institute Board
                                                                                of Governors; Director, Asia
                                                                                Strategic Growth Fund, Inc.;
                                                                                Trustee, Museum of Science;
                                                                                Director, John Hancock Freedom
                                                                                Securities Corporation (until
                                                                                September 1996); Director, John
                                                                                Hancock Signature Services, Inc.
                                                                                ("Signature Services") (until
                                                                                January 1997).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                       19



                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Stephen L. Brown*                        Trustee                                Chairman and Chief Executive
John Hancock Place                                                              Officer, John Hancock Mutual Life
P.O. Box 111                                                                    Insurance Company; Director, the
Boston, MA 02117                                                                Adviser, John Hancock Funds,
July 1937                                                                       Insurance Agency, John Hancock
                                                                                Subsidiaries, Inc., The Berkeley
                                                                                Group, Federal Reserve Bank of
                                                                                Boston, Signature Services (until
                                                                                January 1997;) Trustee, John
                                                                                Hancock Asset Management (until
                                                                                March 1997).


James F. Carlin                          Trustee                                Chairman and CEO, Carlin
233 West Central Street                                                         Consolidated, Inc.
Natick, MA 01760                                                                (management/investments); Director,
April 1940                                                                      Arbella Mutual (insurance), Health
                                                                                Plan Services, Inc., Massachusetts
                                                                                Health and Education Tax Exempt
                                                                                Trust, Flagship Healthcare, Inc.,
                                                                                Carlin Insurance Agency, Inc., West
                                                                                Insurance Agency, Inc. (until May
                                                                                1995), Uno Restaurant Corp.;
                                                                                Chairman, Massachusetts Board of
                                                                                Higher Education (since 1995).




-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.



                                       20


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

William H. Cunningham                    Trustee                                Chancellor, University of Texas
601 Colorado Street                                                             System and former President of the
O'Henry Hall                                                                    University of Texas, Austin, Texas;
Austin, TX 78701                                                                Lee Hage and Joseph D. Jamail
January 1944                                                                    Regents Chair of Free Enterprise;
                                                                                Director, LaQuinta Motor Inns, Inc.
                                                                                (hotel management company)
                                                                                (1985-1998); Jefferson-Pilot
                                                                                Corporation (diversified life
                                                                                insurance company) and LBJ
                                                                                Foundation Board (education
                                                                                foundation); Advisory Director,
                                                                                Chase Bank (formerly Texas Commerce
                                                                                Bank - Austin).


Ronald R. Dion                           Trustee                                President and Chief Executive
250 Boylston Street                                                             Officer, R.M. Bradley &  Co., Inc.;
Boston, MA 02116                                                                Director, The New England Council
March 1946                                                                      and Massachusetts Roundtable;
                                                                                Trustee, North Shore Medical Center
                                                                                and a corporator of the Eastern
                                                                                Bank; Trustee, Emmanuel College; Director
                                                                                BJ's Wholesale Club, Inc.



Harold R. Hiser, Jr.                     Trustee                                Executive Vice President,
123 Highland Avenue                                                             Schering-Plough Corporation
Short Hill, NJ  07078                                                           (pharmaceuticals) (retired 1996);
October 1931                                                                    Director, ReCapital Corporation
                                                                                (reinsurance) (until 1995).



-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                       21


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Anne C. Hodsdon *                        Trustee and President (1,2)            President, Chief Operating Officer,
101 Huntington Avenue                                                           Chief Investment Officer and
Boston, MA  02199                                                               Director, the Adviser, The Berkeley
August 1953                                                                     Group; Executive Vice President and
                                                                                Director, John Hancock Funds;
                                                                                Director, Advisers International,
                                                                                Insurance Agency, Inc. and
                                                                                International Ireland; President and
                                                                                Director, SAMCorp. and NM Capital;
                                                                                Executive Vice President, the
                                                                                Adviser (until December 1994);
                                                                                Director, Signature Services (until
                                                                                January 1997).

Charles L. Ladner                        Trustee                                Senior Vice President and Chief
UGI Corporation                                                                 Financial Officer, UGI Corporation
P.O. Box 858                                                                    (Public Utility Holding Company)
Valley Forge, PA  19482                                                         (retired 1998); Vice President and
February 1938                                                                   Director for AmeriGas, Inc. (retired
                                                                                1998); Vice President of AmeriGas
                                                                                Partners, L.P. (until 1997);
                                                                                Director, EnergyNorth, Inc. (until
                                                                                1995).

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.




                                       22


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Leo E. Linbeck, Jr.                      Trustee                                Chairman, President, Chief Executive
3810 W. Alabama                                                                 Officer and Director, Linbeck
Houston, TX 77027                                                               Corporation (a holding company
August 1934                                                                     engaged in various phases of the
                                                                                construction industry and
                                                                                warehousing interests); Former
                                                                                Chairman, Federal Reserve Bank of
                                                                                Dallas (1992, 1993); Chairman of
                                                                                the Board, Linbeck Construction
                                                                                Corporation; Director, Duke Energy
                                                                                Corporation (a diversified energy
                                                                                company), Daniel Industries, Inc.
                                                                                (manufacturer of gas measuring
                                                                                products and energy related
                                                                                equipment), GeoQuest International
                                                                                Holdings, Inc. (a geophysical
                                                                                consulting firm); Director, Greater
                                                                                Houston Partnership.


Steven R. Pruchansky                     Trustee (1)                            Director and President, Mast
4327 Enterprise Avenue                                                          Holdings, Inc. (since 1991);
Naples, FL  34104                                                               Director, First Signature Bank &
August 1944                                                                     Trust Company (until August 1991);
                                                                                Director, Mast Realty Trust (until
                                                                                1994); President, Maxwell Building
                                                                                Corp. (until 1991).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                       23


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Richard S. Scipione *                    Trustee (1)                            General Counsel, John Hancock Mutual
John Hancock Place                                                              Life Insurance Company; Director,
P.O. Box 111                                                                    the Adviser, John Hancock Funds,
Boston, MA  02117                                                               Signator Investors, Inc., Insurance
August 1937                                                                     Agency, Inc., John Hancock
                                                                                Subsidiaries, Inc., SAMCorp. and NM
                                                                                Capital; The Berkeley Group; JH
                                                                                Networking Insurance Agency, Inc.;
                                                                                Signature Services (until January
                                                                                1997).

Norman H. Smith                          Trustee                                Lieutenant General, United States
243 Mt. Oriole Lane                                                             Marine Corps; Deputy Chief of Staff
Linden, VA  22642                                                               for Manpower and Reserve Affairs,
March 1933                                                                      Headquarters Marine Corps;
                                                                                Commanding General III Marine
                                                                                Expeditionary Force/3rd Marine
                                                                                Division (retired 1991).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.



                                       24


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

John P. Toolan                           Trustee                                Director, The Smith Barney Muni Bond
13 Chadwell Place                                                               Funds, The Smith Barney Tax-Free
Morristown, NJ  07960                                                           Money Funds, Inc., Vantage Money
September 1930                                                                  Market Funds (mutual funds), The
                                                                                Inefficient-Market Fund, Inc.
                                                                                (closed-end investment company) and
                                                                                Smith Barney Trust Company of
                                                                                Florida; Chairman, Smith Barney
                                                                                Trust Company (retired December,
                                                                                1991); Director, Smith Barney,
                                                                                Inc., Mutual Management Company and
                                                                                Smith Barney Advisers, Inc.
                                                                                (investment advisers) (retired
                                                                                1991); Senior Executive Vice
                                                                                President, Director and member of
                                                                                the Executive Committee, Smith
                                                                                Barney, Harris Upham & Co.,
                                                                                Incorporated (investment bankers)
                                                                                (until 1991).


Osbert M. Hood                           Senior Vice President and Chief        Senior Vice President , Chief
101 Huntington Avenue                    Financial Officer                      Financial Officer and Treasurer, the
Boston, MA  02199                                                               Adviser, the Berkeley Group and John
August 1952                                                                     Hancock Funds, Inc.; Vice President
                                                                                and Chief Financial Officer, John
                                                                                Hancock Mutual Life Insurance
                                                                                Company Retail Sector (until 1997).



-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                       25


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

John A. Morin                            Vice President                         Vice President and Secretary, the
101 Huntington Avenue                                                           Adviser, The Berkeley Group,
Boston, MA  02199                                                               Signature Services, John Hancock
July 1950                                                                       Funds, NM Capital and SAMCorp.;
                                                                                Clerk, Insurance Agency, Inc.;
                                                                                Counsel, John Hancock Mutual Life
                                                                                Insurance Company (until February
                                                                                1996).


Susan S. Newton                          Vice President and Secretary           Vice President, the Adviser; John
101 Huntington Avenue                                                           Hancock Funds, Signature Services
Boston, MA  02199                                                               and The Berkeley Group.
March 1950

James J. Stokowski                       Vice President, Treasurer and Chief    Vice President, the Adviser.
101 Huntington Avenue                    Accounting Officer
Boston, MA  02199
November 1946


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.

The following table provides information regarding the compensation paid by the Funds and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Messrs. Boudreau and Scipione and Ms Hodsdon, each a non-Independent Trustee, and each of the officers of the Funds, who are interested persons of the Adviser and/or affiliates, are compensated by the Adviser, and/or affiliates and receive no compensation from the Funds for their services.


                                Aggregate
                                Compensation          Total Compensation from
                                From the Funds'       the Funds and the John
                                fiscal year ended     Hancock Fund Complex
Independent Trustees            February 28, 1999     to Trustees/Directors (1)
--------------------            -----------------     -------------------------

James F. Carlin                     $  4,357                   $  74,000
William H. Cunningham  (2)             4,357                      74,000
Ronald R. Dion                         4,460                      18,500
Charles F. Fretz                         792                      57,121
Harold R. Hiser, Jr. (2)               4,086                      70,000
Charles L. Ladner                      4,558                      77,100
Leo E. Linbeck, Jr.                    4,357                      74,000
Patricia P. McCarter  (2)                539                      43,696
Steven R. Pruchansky  (2)              4,558                      77,100
Norman H. Smith  (2)                   4,703                      79,350
John P. Toolan  (2)                    4,558                      77,100
                                ------------              --------------
Total                            $    41,325              $      721,967


(1) The total compensation paid by the John Hancock Fund Complex to the Independent Trustees as of the calendar year ended December 31, 1998. As of that date, there were sixty-seven funds in the John Hancock Fund Complex, with each of these Independent Trustees serving on thirty-three funds. Effective October 1, 1998, Mr. Fretz and Ms. McCarter resigned as Trustees of the Complex.

(2) As of December 31, 1998, the value of the aggregate deferred compensation from all funds in the John Hancock Funds Complex for Mr. Cunningham was $320,943, for Mr. Hiser was $115,084, for Ms. McCarter was $183,645, for Mr. Pruchansky was $75,016, for Mr. Smith was $109,807 and for Mr. Toolan was $403,714 under the John Hancock Deferred Compensation Plan for Independent Trustees.


As of June 10, 1999 the officers and trustees of the Trust as a group owned 0% of the outstanding shares of Active Bond Fund; 0% of the outstanding shares of Medium Capitalization Growth Fund; 1.81% of the outstanding shares of Small Capitalization Value Fund; 0% of the outstanding shares of International Equity Fund; 2.34% of the outstanding shares of Small Capitalization Growth Fund; 0% of the outstanding shares of Independence Diversified Core Equity Fund II, 1.59% of the outstanding shares of Dividend Performers Fund, 0% of the outstanding shares of Independence Balanced Fund, and 0% of the outstanding shares of Independence Medium Capitalization Fund and as of that date, the following shareholders beneficially owned 5% of or more of the outstanding shares of the Funds listed below:

                                                               Percentage of
                                                               Total Outstanding
Name and Address of Shareholder             Fund               Shares
-------------------------------             ----               ------

Northwestern Trust Company              Active Bond             9.50%
FBO ARGO System Ret Plan
1201 Third Ave Suite 2010
Seattle WA 98101-3026

The Investment Incentive Plan           Active Bond            28.44%
101 Huntington Avenue
Boston MA  02199-7603

Hartford Provision Co                   Active Bond            10.70%
Retirement & Savings Plan
205 Enterprise Drive
Bristol CT 0610-8410

Sipex Corporation                       Active Bond            10.02%
Sipex Tax Deferred Savings Plan
22 Linnell Circle
Billerica MA 01821-3901

Manistique Papers, Inc.                 Active Bond             8.46%
401(K) Plan
453 S Mackinac Ave
Mainstique MI 49854-1354

The Arden Group, Inc.                   Active Bond             5.60%
401(k) Retirement  Savings Plan
2020 South Central Avenue
Compton CA 90220-5302

                                                               Percentage of
                                                               Total Outstanding
Name and Address of Shareholder           Fund                 Shares
-------------------------------           ----                 ------

Gilbane                              International Equity        22.92%
Gilbane Profit Sharing Plan
7 Jackson Walkway
Providence RI 02902-3623

The Investment Incentive Plan        International Equity        18.22%
101 Huntington Avenue
Boston MA 02199-7603

Mendes & Mount LLP                   International Equity        12.28%
Plan II
750 South Avenue
New York NY 10019-6834

Mendes & Mount LLP                   International Equity        10.01%
Plan I
750 South Avenue
New York NY 10019-6834

King Provision Corp & Southern       International Equity         9.41%
Industrial Corp 401K Plan
9009 Regency Square Boulevard
Jacksonville FL 32211-8118

                                                               Percentage of
                                                               Total Outstanding
Name and Address of Shareholder           Fund                 Shares
-------------------------------           ----                 ------

P. B. & S. Chemical Company        International Equity            6.64%
Retirement Plan
1405 Highway 136 West
PO Box 20
Henderson  KY 42420-0020

Texon USA, Inc.                    International Equity            5.03%
Savings Plan for Employees of
Texon USA
1190 Huntington Road
Russell MA 01071

Invesco Retirement Plan Services   Independence Diversified Core  17.96%
400 Colony Square Ste 2100         Equity Fund II
1201 Peachtree Street NE
Atlanta GA 30361-3500

Weil Gotshal & Manges Section      Independence Diversified Core   7.94%
401K Savings & Investment Trust    Equity Fund II
767 Fifth Avenue
New York NY 10153-0023

Charles Schwabb Trust Company FBO  Independence Diversified Core   5.24%
Gaylord Entertainment Co.          Equity Fund II
401K Savings Plan
1 Montgomery Street 7th Floor
San Francisco CA

                                                                  Percentage of
                                                               Total Outstanding
Name and Address of Shareholder           Fund                       Shares
-------------------------------           ----                       ------

Boeing Information Services, Inc.     Independence Diversified Core       5.94%
7990 Boeing Court, M/S CV-42          Equity Fund II
Vienna VA 22182-3925

Independence Investment Associates    Independence Medium Capitalization  8.55%
53 State Street
Boston MA 02109-2809

Hancock Investment Subsidiaries       Independence Medium Capitalization  9.61%
401K Plan & Trust
Independence Investment Assoc Ttee
53 State Street
Boston MA 02109-2809

Independence Investment Associates    Independence Medium                 5.75%
Employee Deferred Compensation        Capitalization
53 State Street
Boston MA 02109-2809

Gilbane                               Independence Medium                57.11%
Gilbane Profit Sharing Plan           Capitalization
7 Jackson Walkway
Providence RI 02902-3623

Dan River, Inc.                       Independence Medium                 7.73%
401K Plan                             Capitalization
917 West Main Street
Pepperell MA 01463-1563

                                                               Percentage of
                                                               Total Outstanding
Name and Address of Shareholder           Fund                 Shares
-------------------------------           ----                 ------

The Investment Incentive Plan         Dividend Performers        23.96%
101 Huntington Avenue
Boston MA 02199-7603

Stinnes Corp.                         Dividend Performers        23.72%
Profit Sharing Plan
120 White Plains Road
Tarrytown NY 10591-5522

Mendes & Mount LLP                    Dividend Performers        13.98%
Retirement Plan I
750 South Avenue
New York NY 10019-6834

Mendes & Mount LLP                    Dividend Performers        10.44%
Retirement Plan II
750 South Avenue
New York NY 10019-6834

Delta Distributors, Inc.              Dividend Performers         7.13%
401K & Profit Sharing Plan
610 Fisher Road
Longview TX 75604-5201

Boeing Information Services, Inc.     Independence Balanced      15.51%
7990 Boeing Court, M/S CV-42
Vienna VA 22182-3925

Gilbane                               Independence Balanced       8.14%
Gilbane Profit Sharing Plan
7 Jackson Walkway
Providence RI 02902-3623

                                                               Percentage of
                                                               Total Outstanding
Name and Address of Shareholder           Fund                 Shares
-------------------------------           ----                 ------

Dan River, Inc.                      Independence Balanced           7.21%
401K Plan
7 Jackson Walkway
Providence RI 02902-3623

P. B. & S. Chemical Co.              Independence Balanced           7.18%
Retirement Plan
1405 Highway 136 West
PO Box 20
Henderson  KY 42420-0020

Boeing Defense and Space Irving      Independence Balanced           6.57%
Boeing - Irving Vol Savings Plan
3131 Story Road West
Irving TX 75038-3514

The Investment Incentive Plan        Medium Capitalization Growth   17.98%
101 Huntington Avenue
Boston MA 02199-7603

P. B. & S. Chemical Co.              Medium Capitalization Growth   16.62%
Retirement Plan
1405 Highway 136 West
PO Box 20
Henderson  KY 42420-0020

Mendes & Mount LLP                   Medium Capitalization Growth   11.85%
Retirement Plan I
750 South Avenue
New York NY 10019-6834

Mendes & Mount LLP                   Medium Capitalization Growth   10.87%
Retirement Plan II
750 South Avenue
New York NY 10019-6834

                                                               Percentage of
                                                               Total Outstanding
Name and Address of Shareholder           Fund                 Shares
-------------------------------           ----                 ------

Stinnes Corp                        Medium Capitalization Growth     9.47%
Profit Sharing Plan
120 White Plains Road
Tarrytown NY 10591-552

Globe Manufacturing Co              Medium Capitalization Growth     6.75%
401K Plan
456 Bedford Street
Fall River MA 02720-4802


Gilbane                             Small Capitalization Value      65.12%
Gilbane Profit Sharing Plan
7 Jackson Walkway
Providence RI 02902-3623

The Investment Incentive Plan       Small Capitalization Value      32.81%
101 Huntington Avenue
Boston MA 02199-7603

The Investment Incentive Plan       Small Capitalization Growth     54.58%
101 Huntington Avenue
Boston MA 02199-7603

Cape Ann Local Lodge #2654          Small Capitalization Growth      8.31%
401K Plan
c/o Gloucester Engineering
PO Box 900
Gloucester MA 01931-0900

Merrimac Paper Company, Inc.        Small Capitalization Growth      5.61%
Merrimac Paper Union 401K Plan
9 South Canal Street
Lawrence MA 01843-1412


Shareholders of a Fund having beneficial ownership of more than 25% of the shares of a Fund may be deemed for purposes of the Investment Company Act of 1940, as amended, to control that Fund.

INVESTMENT ADVISORY AND OTHER SERVICES


The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has more than $30 billion in assets under management in its capacity as investment adviser to the Funds and the other funds and publicly traded investment companies in the John Hancock group of funds as well as institutional accounts.The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of more than $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating from Standard & Poor's and A.M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.


The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser which was approved by the Funds' shareholders. Pursuant to the Advisory Agreement, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses or redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund; the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders, meetings; trade association membership; insurance premiums; and any extraordinary expenses.

With respect to International Equity Fund, the Adviser has entered into a Sub-Advisory Agreement with JHAI. With respect to each Independence Fund, the
Adviser has entered into a Sub-Advisory Agreement with IIA. Under each respective Sub-Advisory Agreement, the corresponding Subadviser, subject to the review of the Trustees and the over-all supervision of the Adviser, is responsible for managing the investment operations of the corresponding Fund and the composition of the Fund's portfolio and furnishing the Fund with advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. JHAI, located at 6th Floor, Dukes's Court, 32-36 Duke Street, St. James's, London SWIY 6DF, England is a wholly owned subsidiary of the Adviser, formed in 1987 to provide investment research and advisory services to U.S. institutional clients. IIA, located at 53 State Street, Boston, Massachusetts 02109, and organized in 1982, is a wholly owned indirect subsidiary of John Hancock Subsidiaries, Inc.


As compensation for its services under the Advisory Agreement, each Fund pays the Adviser monthly a fee based on a stated percentage of the average daily net assets of each Fund.



     Funds                                                                      Rate
     -----                                                                      ----


Active Bond  Fund                                        .50% of average daily net assets up to $1.5 billion
                                                         .45% of such assets in excess of $1.5 billion

Small Capitalization Value Fund                          .70% of average daily net assets up to $500 million
                                                         .65% of such assets in excess of $500 million

Dividend Performers Fund                                 .60% of average daily net assets up to $500 million
                                                         .55% of such assets in excess of $500 million

Medium Capitalization Growth Fund                        .80% of average daily net assets up to $500 million
                                                         .75% of such assets in excess of $500 million

Small Capitalization Growth Fund                         .80% of average daily net assets

International Equity Fund                                .90% of average daily net assets up to $500 million
                                                         .65% of such assets in excess of $500 million

Balanced Fund                                            .70% of the average daily net assets up to $500 million
                                                         .65% of such assets in excess of $500 million


Diversified Core Equity Fund II                          .50% of the average daily net assets up to $1 billion
                                                         .45% of such assets in excess of $1 billion


Medium Capitalization Fund                               .80% of the average daily net assets up to $500 million
                                                         .75% of such assets in excess of $500 million


The advisory  fees paid by Small  Capitalization  Growth Fund and  International
Equity Fund are greater than those paid by most funds. Due to the added complexity of managing funds with investment strategies similar to these Funds, advisory fees of similar funds tend to be higher than those paid by most funds. Also, the advisory fees paid by Medium Capitalization Fund are greater, but they are comparable to those paid by many investment companies with similar investment objectives and policies.

The Adviser (not the Fund) pays a portion of its fee from International Equity Fund to the Subadviser at the following rate: 70% of the advisory fee payable on the Fund's average daily net assets up to $500 million and 90% of the advisory fee payable on the Fund's assets exceeding $500 million, Diversified Core Equity Fund II, 80% of the advisory fee payable on the Fund's average daily net assets; Medium Capitalization Fund, 55% of the advisory fee payable on the Fund's average daily net assets and Balanced Fund, 60% of the advisory fee payable on the Fund's average daily net assets.


For the period ended February 28, 1999, the Adviser waived the entire investment management fee for all Funds except Small Capitalization Value Fund, Dividend Performers Fund, Medium Capitalization Growth Fund, Balanced Fund, Diversified Core Equity Fund II and Medium Capitalization Fund. For the period ended February 28, 1999, the Adviser received $3,095, $69,056, $189,005, $511,989,
$2,716,529 and $20,569 after expense limitation from Small Capitalization Value Fund, Dividend Performers Fund, Medium Capitalization Growth Fund, Balanced Fund, Diversified Core Equity Fund II and Medium Capitalization Fund, respectively. The Adviser paid the Subadviser of Dividend Core Equity II Fund $2,174,244, the Subadviser of International Equity Fund $53,169 and the Subadviser of Balanced Fund (effective January 1, 1998) $329,387.
The Subadvisers waived all other subadvisory fees for the period.

For the period ended February 28, 1998, the Adviser waived the entire investment management fee for all Funds except Small Capitalization Value Fund, Dividend Performers Fund, Medium Capitalization Growth Fund, Balanced Fund, Diversified Core Equity Fund II and Medium Capitalization Fund. For the period ended February 28, 1998, the Adviser received $5,528, $43,601, $225,934, $245,098,
$2,212,037 and $31,293 after expense limitation from Small Capitalization Value Fund, Dividend Performers Fund, Medium Capitalization Growth Fund, Balanced Fund, Diversified Core Equity Fund II and Medium Capitalization Fund, respectively. The Adviser paid the Subadviser of Dividend Core Equity Fund II $1,775,718, the Subadviser of International Equity Fund $43,303 and the Subadviser of Balanced Fund (effective January 1, 1998) $49,958.
The Subadvisers waived all other subadvisory fees for the period.


For the period ended February 28, 1997, the Adviser waived the entire investment management fees for all Funds except Medium Capitalization Growth Fund and Diversified Core Equity Fund II. For the period ended February 28, 1997, the Adviser received $53,016 after expense limitation from Medium Capitalization Growth Fund. The Adviser received $1,280,296 from Diversified Core Equity Fund II and the Adviser paid the Subadviser $ 1,020,770.

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

Securities held by the Funds may also be held by other funds or investment advisory clients for which the Adviser, the Subadvisers or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or Subadviser for a Fund or for other funds or clients for which the Adviser or Subadvisers render investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser, Subadvisers or their respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to each Advisory Agreement, where applicable, Sub-Advisory Agreement, the Adviser and Subadviser are not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which their respective Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or Subadviser in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable Agreement.

Under each Advisory Agreement, each Fund may use the name "John Hancock" or any name derived from or similar to it only for as long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If a Fund's Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

Under the Sub-Advisory Agreement of each Independence Fund, each Independence Fund may use the name "Independence" or any name derived from or similar to it only for as long as the Sub-Advisory Agreement is effect. When the Sub-Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use any name indicating that it is advised by or otherwise connected with IIA. In addition, IIA or the Life Company may grant the non-exclusive right to use the name "Independence" or any similar name to any other corporation or entity, including but not limited to any investment company of which IIA or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The continuation of each Advisory Agreement, Sub-Advisory Agreement and Distribution Agreement was approved by all Trustees. The Advisory Agreement, Sub-Advisory Agreement and Distribution Agreement, will continue in effect from year to year, provided that its continuation is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of such parties. Each of these Agreements may be terminated on 60 days written notice by any party or by vote of a majority to the outstanding voting securities of the applicable Fund and will terminate automatically if assigned. Each Sub-Advisory Agreement terminates automatically upon the termination of the corresponding Advisory Agreement.


Accounting and Legal Services Agreement. The Trust, on behalf of the Funds, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this Agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal years ended February 28, 1999, 1998 and 1997, the Fund paid the Adviser the following for services under this Agreement:
Balanced Fund $12,152, $8,091 and $1,477, Medium Capitalization Fund $1,587, $1,287 and $820, Diversified Core Equity Fund II $84,538, $79,447 and $48,011,
Active Bond Fund $858, $658 and $308, Dividend Performers Fund $3,109, $2,742 and $929, Medium Capitalization Growth Fund $5,047, $6,771 and $3,506, Small Capitalization Value Fund $1,235, $1,308 and $1,084, Small Capitalization Growth Fund $352, $420 and $99 and International Equity Fund $1,324, $1,232 and $616.


In order to avoid conflicts with portfolio trades for the Funds, the Adviser, the Subadviser and the Funds have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. In the case of the Adviser, some of these restrictions are: Pre-clearance for all personal trades and a ban on the purchase of initial public offerings as well as contributions to specified charities of profits on securities held for less than 91 days. The Subadviser's restrictions may differ where appropriate, as long as they maintain the same intent. These restrictions are a continuation of the basic principle that the interests of the Funds and their shareholders come first.

DISTRIBUTION CONTRACT


The Fund has a Distribution Agreement with John Hancock Funds. Under the Agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. John Hancock Funds accepts orders for the purchase of the shares of the Funds which are continually offered at net asset value next determined. John Hancock Funds may make payment out of its own resources to a Selling Broker who sells shares of a fund. This payment may not exceed 0.15% of the amount invested.


NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of a Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market Issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of the Fund's NAV. If quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value.

The NAV for each Fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern Time) by dividing the net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

SPECIAL REDEMPTIONS

Although the Funds would not normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. Each Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, each Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of that period.

DESCRIPTION OF THE FUNDS' SHARES


The Trustees of the Trust are responsible for the management and supervision of the Funds. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Funds, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of eleven series of which nine series are described herein. Additional series may be added in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Funds, or any other series of the Trust, into one or more classes. Also, the Trustees have not authorized the issuance of additional classes of shares.

Each share of a Fund represents an equal proportionate interest in the assets belonging to that Fund. When issued, shares are fully paid and nonassessable. In the event of liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares of the Trust are freely transferable and have no preemptive, subscription or conversion rights.

In accordance with the provisions of the Declaration of Trust, the Trustees have initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The Trustees may determine in the future, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times net asset value per share) will be entitled to one vote on any matter on which such shares are entitled to vote.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Funds have no intention of holding annual meetings of shareholders. Each Fund's shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the trust. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Trust's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Liability is therefore limited to circumstances in which a Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.


A Fund  reserves  the right to reject any  application  which  conflicts  with a
Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by a Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days.
Proceeds from telephone transactions can only be mailed to the address of record.

Selling activities for the Fund may not take place outside the U.S. except with U.S. military bases, APO addresses and U.S. diplomats. Brokers of record on Non-U.S. investors' accounts with foreign mailing addresses are required to certify that all sales activities have occurred, and in the future will occur, only in the U.S. A Foreign corporation may purchase shares of the Fund only if it has a U.S. mailing address.

TAX STATUS

Each Fund is treated as a separate entity for accounting and tax purposes, has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and intends to continue to qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, a Fund will not be subject to Federal income tax on its taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

Each Fund will be subject to a 4% nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. Each Fund intends, under normal circumstances, to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.

Distributions from each Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from a Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as long-term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than those gains and losses included in computing net capital gain, after reduction by deductible expenses.) Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency options and futures, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Transactions in foreign currencies that are not directly related to a Fund's investment in stock or securities, including speculative currency positions, could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income for each taxable year. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed a Fund's investment company taxable income computed without regard to such loss, the resulting overall ordinary loss for such year would not be deductible by a Fund or its shareholders in future years.

If a Fund invests (either directly or through depository receipts such as ADRs, GDRs or EDRs) in stock (including an option to acquire stock such as is inherent in a convertible bond) of certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to

Federal income tax and additional interest charges on "excess distributions" received from these passive foreign investment companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Funds would not be able to pass through to their respective shareholders any credit or deduction for such a tax. An election may be available to ameliorate these adverse tax consequences, but could require the Funds to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. Each Fund may limit and/or manage its investments in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

The amount of a Fund's net realized capital gains, if any, in any given year will vary depending upon the current investment strategy of the Adviser and Subadvisers and whether the Adviser and the Subadvisers believes it to be in the best interest of the Funds to dispose of portfolio securities and/or engage in options, futures or forward transactions that will generate capital gains. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in a Fund's portfolio or undistributed taxable income of a Fund. Consequently, subsequent distributions on those shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of a Fund (including by exercise of the exchange privilege), in a transaction that is treated as a sale for tax purposes, a shareholder may realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to the automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Also, any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

The Funds reserve the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. Although each Fund's present intention is to distribute all net capital gains, if any, the Fund will not in any event distribute net capital gains realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if such Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by such Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his Fund shares by the difference between his pro rata share of such excess and his pro rata share of such taxes.


For Federal income tax purposes, each Fund is permitted to carry forward a net realized capital loss in any year to offset net capital gains of that Fund, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to a Fund and, as noted above, would not be distributed as such to shareholders. As of February 28, 1999, Medium Capitalization Growth Fund and Small Capitalization Value Fund had a capital loss carryforwards of $141,762 and $29,564, respectively, which will expire in 2007. The remaining Funds do not have any capital loss carryforwards.

For purposes of dividends received deduction available to corporations, dividends received by a Fund, if any, from U.S. domestic corporations in respect of any share of stock held by the Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) during a prescribed period extending before and after such dividend and distributed and properly designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the holding period requirements stated above with respect to their shares of the applicable Fund for each dividend in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to such shares, may be denied a portion of the dividends-received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining alternative minimum tax liability, if any. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares and, to the extent such basis would be reduced below zero, that current recognition of income would be required.

Each Fund that invests in securities of foreign issuers may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Some tax conventions between certain countries and the United States may reduce or eliminate such taxes. With respect to each Fund, other than International Equity Fund, because more than 50% of the Fund's total assets at the close of any taxable year will not consist of stock or securities of foreign corporations, the Funds will not be able to pass such taxes through to their shareholders, who in consequence will not include any portion of such taxes in their incomes and will not be entitled to tax credits or deductions with respect to such taxes. However, such Funds will be entitled to deduct such taxes in determining the amounts they must distribute in order to avoid Federal income tax. If more than 50% of the value of the total assets of International Equity Fund at the close of any taxable year consists of stock or securities of foreign corporations, the International Equity Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends and distributions actually received) their pro rata shares of qualified foreign taxes paid by the Fund even though not actually received, and
(ii) treat such respective pro rata portions as foreign taxes paid by them.

If the election is made, shareholders of the International Equity Fund may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to holding period requirements and other limitations, against their U.S. federal income taxes. Shareholders who do not itemize deductions for Federal income tax purposes will not, however, be able to deduct their pro rata portion of qualified foreign taxes paid by International Equity Fund, although such shareholders will be required to include their shares of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from International Equity Fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year (if any) that International Equity Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from each foreign country. If the Fund cannot or does not make this election, the Fund will deduct the foreign taxes it pays in determining the amount it has available for distribution to shareholders, and shareholders will not include these foreign taxes in their income, nor will they be entitled to any tax deductions or credits with respect to such taxes.

Each Fund that invests in zero coupon securities or certain PIK or increasing rate securities and any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently) accrues income on such securities prior to the receipt of the corresponding cash payments. The mark to market or constructive sale rules applicable to certain options, futures, forwards, short sales or other transactions, may also require the Fund to recognize income or gain without a concurrent receipt of cash. Additionally, some countries restrict repatriation which may make it difficult or impossible for the Fund to obtain cash corresponding to its earnings or assets in those countries. Each Fund must distribute, at least annually, all or substantially all of its net income and net capital gains, including such accrued income or gain, to shareholders to qualify as a regulated investment company under the Code and avoid Federal income and excise taxes. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to borrow cash, to satisfy these distribution requirements.

Active Bond Fund and Small Capitalization Value Fund may invest in debt obligations that are in the lower rating categories or are unrated, including debt obligations of issuers not currently paying interest as well as issuers who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Funds. Tax rules are not entirely clear about issues such as when the Funds may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by Active Bond Fund and Small Capitalization Value Fund in the event they invest in such securities, in order to seek to ensure that they distribute sufficient income to preserve their status as regulated investment companies and to avoid becoming subject to Federal income or excise tax.

The Federal income tax rules applicable to certain structured or hybrid securities, currency swaps, interest rate swaps, caps, floors and collars, and possibly other investments or transactions are or may be unclear in certain respects, and each Fund will account for these investments or transactions in a manner intended to preserve its qualification as a regulated investment company and avoid material tax liability.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

With respect to each Fund that may enter into foreign currency positions, forwards, futures and options transactions, limitations imposed by the Code on regulated investment companies may restrict the Funds' ability to enter into options, futures, foreign currency positions, and forward foreign currency contracts.

Certain options, futures and forward foreign currency contracts undertaken by a Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect their character as long-term or short-term (or in the case of certain foreign currency contracts, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Additionally, the Fund may be required to recognize gain, but not loss, if an option, futures contract, short sale or other transaction is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. Also, certain of a Fund's losses on its transactions involving options, futures or forward contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gains. Certain of such transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of the Funds' distributions to shareholders. A Fund will also take into account the special tax rules (including consideration of available elections) applicable to options, futures and forward contracts in order to minimize any potential adverse tax consequence.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Funds will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although a Fund may in its sole discretion provide relevant information to shareholders.

Each Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish a Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Funds may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Funds is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to a non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from a Fund and unless an effective IRS Form W-8, Form W-8BEN, or other authorized withholding certificate on file, to 31% back up withholding on certain other payments from the Fund. Non U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Funds.

The Funds are not subject to Massachusetts corporate excise or franchise taxes. The Funds anticipate that, provided that the Funds qualify as regulated investment companies under the Code, they will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE

Yield


For the 30-day period ended February 28, 1999, the yield of Active Bond Fund was 6.00%.


A Fund's yield is computed by dividing its net investment income per share determined for a 30-day period by the maximum offering price per share on the last day of the period, according to the following standard formula:


                                              6
                 Yield = 2 ( [ ( a - b ) + 1 ] - 1 )
                                 -----
                                  cd



Where:
         a =   dividends and interest earned during the period.
         b =   net expenses accrued during the period.
         c =   the average daily number of fund shares  outstanding  during the period that would be entitled to receive dividends.
         d =   the maximum offering price per share on the last day of the period (NAV).

Total Return
------------
The average annual total return for the 1 year and life of that Fund for the period ended February 28, 1999 is as follows:


                                   One Year Ended     Commencement of Operations
                                  February 28, 1999      to February 28, 1999
                                  -----------------      --------------------

Active Bond Fund                           6.24%              8.08%  (c)
Small Capitalization Value Fund          (9.45)%             12.69%  (d)
Dividend Performers Fund                   7.97%             21.99%  (c)
Medium Capitalization Growth Fund        (5.34)%             14.04%  (e)
Small Capitalization Growth Fund           4.67%             13.99%  (b)
International Equity Fund                  6.88%              5.72%  (c)
Balanced Fund                             14.50%             15.86%  (f)
Diversified Core Equity Fund II           18.98%             26.47%  (a)
Medium Capitalization Fund                 0.96%             18.47%  (g)


(a) Commencement of operations, March 10, 1995.
(b) From commencement of operations, May 2, 1996.
(c) Commencement of operations, March 30, 1995.
(d) Commencement of operations April 19, 1995.
(e) Commencement of operations, April 11, 1995.
(f) Commencement of operations, July 6, 1995.
(g) From commencement of operations, October 2, 1995.

A Fund's total return is computed by finding the average annual compounded rate of return over the indicated period that would equate the initial amount invested to the ending redeemable value according to the following formula:

                                n ________
                           T = \ / ERV / P - 1


Where:

         P =    a hypothetical initial investment of $1,000.
         T =    average annual total return.
         n =    number of years.
         ERV =  ending redeemable value of a hypothetical $1,000 investment made at the beginning of the one year and life of fund periods.

This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

In addition to average annual total returns, the Funds may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period.

From time to time, in reports and promotional literature, a Fund's total return will be ranked or compared to indices of mutual funds and bank deposit vehicles. Such indices may include Lipper Analytical Services, Inc.'s Lipper-Mutual Performance Analysis," a monthly publication which tracks net assets and total return on equity mutual funds in the United States, as well as those published by Frank Russell, Callan Associates, Wilshire Associates and SEI.

Performance rankings and ratings reported periodically in national financial publications such as Money magazine, Forbes, Business Week, The Wall Street Journal, Micropal, Inc., Morningstar, Stanger's, and Barron's. Pensions & Investments and Institutional Investor may also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta". Beta is a reflection of the market related risk of the Fund by showing how responsive the Fund is to the market.

The performance of the Funds is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of any Fund for any period in the future. The performance of a Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease a Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities of the Funds are made by officers of the Adviser pursuant to recommendations made by an investment policy committee of the Adviser, which consists of officers and directors of the Adviser, corresponding Subadviser (if applicable), officers and Trustees who are interested persons of the Trust. Orders for purchases and sales of securities are placed in a manner, which, in the opinion of the officers of the Trust, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on such transactions.

Each Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute a Fund's portfolio transactions.


To the extent consistent with the foregoing, each Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser and corresponding Subadviser (if applicable) of the Funds. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser and corresponding Subadviser (if applicable). The receipt of research information is not expected to reduce significantly the expenses of the Adviser and Subadviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and, conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Funds. Similarly, research information and assistance provided to a Subadviser by brokers and dealers may benefit other advisory clients or affiliates of such Subadviser. The Funds will not make any commitment to allocate portfolio transactions upon any prescribed basis. While the Adviser, in connection with the corresponding Subadviser (if applicable), will be primarily responsible for the allocation of the Funds' brokerage business, the policies and practices of the Adviser in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Trustees. For the fiscal years ended on February 28, 1997, 1998 and 1999, the Funds paid negotiated brokerage commissions in the amount as follows:
Independence Diversified Core Equity Fund II, $357,443, $617,705, and $559,111, Independence Medium Capitalization Fund, $3,963, $6,324 and $8,985, Independence Balanced Fund $4,063, $30,186 and $49,743, Dividend Performers Fund, $10,194, $39,778 and $32,953, Medium Capitalization Growth Fund, $164,166, $338,119 and $96,224, Small Capitalization Value Fund $26,007, $45,691 and $39,784, International Equity $17,069, $57,083 and $38,053, Small Capitalization Growth Fund $1,275, $5,896 and $5,313. Active Bond Fund had no negotiated brokerage commissions.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, each Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. During the fiscal year ended February 28, 1999, Dividend Performers Fund, Medium Capitalization Growth Fund, Small Capitalization Value Fund, Small Capitalization Growth and International Equity directed commissions in the amount of $7,658, $59,452, $5,551, $678 and $3,065, respectively to compensate brokers for research services such as industry, economics and company reviews and evaluations of securities.


The Adviser's indirect parent, the Life Company, is the indirect sole shareholder Signator Investors, Inc., a broker-dealer (until January 1, 1999, John Hancock Distributors, Inc.) ("Signator" or "Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best results, each Fund may execute portfolio transactions with or through the Affiliated Broker. During the year ended February 28, 1999, 1998 and 1997, the Funds did not execute any portfolio transactions with the Affiliated Broker.

Signator may act as broker for the Funds on securities or commodities exchange transactions, subject, however, to the general policy of the Funds set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if a Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company Act) of the Funds, the Adviser, the corresponding Subadviser (if applicable) or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Broker, and the corresponding Subadviser (if applicable), have, as investment advisers to the Funds, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Funds. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Funds. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc. P.O. Box 9296, Boston, MA 02205-9296, a wholly-owned indirect subsidiary of the Life Company is the transfer and dividend paying agent for each Fund. Each Fund pays Signature Services a fee of 0.05% of its average daily net assets.

CUSTODY OF PORTFOLIO

Portfolio securities of International Equity Fund are held pursuant to a Master Custodian Agreement, as amended, between the Adviser and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Portfolio securities of the other Funds are held pursuant to a Master Custodian Agreement, as amended, between the Adviser and Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. Under the Master Custodian Agreements, Investors Bank & Trust Company and State Street Bank and Trust Company perform custody, portfolio and fund accounting services for their respective Funds.

INDEPENDENT AUDITORS


The independent auditors of the Funds are Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts 02110. Deloitte & Touche LLP audits and renders opinions on the Funds' annual financial statements and reviews the Funds' annual Federal income tax returns.

                                   APPENDIX A
                                   ----------

Description of Securities Ratings1

Moody's Investors Service, Inc.


Aaa:        Bonds which are rated Aaa are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:         Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A:          Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa:        Bonds which are rated Baa are considered as medium grade
obligations i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:         Bonds which are rated Ba are judged to have speculative elements;
their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B:          Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa:        Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

___________________________________
         The ratings described here are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise these ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent those which would be given to these securities on the date of a Fund's fiscal year-end.

Ca:         Bonds which are rated Ca represent obligations which are
speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:          Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1.  An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Commercial Paper

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

Issuers rated Prime-1 or P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-I or P-1 repayment ability will often be evidenced by the following characteristics:

         _        Leading market positions in well established industries.

         _        High rates of return on funds employed.

         _ Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         _ Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         _ Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2

Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3

Issuers (or supporting institutions) rated Prime-3 (P-3) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Standard & Poor's Ratings Group

Investment Grade

AAA:         Debt rated AAA has the highest rating assigned by Standard &
Poor's.  Capacity to pay interest and repay principal is extremely strong.

AA:          Debt rated AA has a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A:           Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB:         Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB:          Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B:           Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC:         Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC:          The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C:           The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus of minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter "P" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Saving & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit the letter "L" indicates that the deposit, combined with other deposits, being held in the same right and capacity will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR:       NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Commercial Paper

Standard & Poor's describes its three highest ratings for commercial paper as follows:

A-1. This designation indicated that the degree of safety regarding timely payment is very strong.

A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3. Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
********

Notes: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. A Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such bonds.

             Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

FINANCIAL STATEMENTS

           JOHN HANCOCK INDEPENDENCE DIVIERSIFIED CORE EQUITY FUND II


                                 Class P Shares
                       Statement of Additional Information

                                 October 1, 1999


This Statement of Additional Information provides information about John Hancock Independence Diversified Core Equity Fund (the "Fund") in addition to the information that is contained in the Fund's Prospectus. The Fund is a diversified series of John Hancock Institutional Series Trust (the "Trust").


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                              Boston MA 02217-1000
                                 1-800-225-5291

                                TABLE OF CONTENTS


                                                                            Page

Organization of the Fund...................................................    2
Investment Objective and Policies..........................................    2
Investment Restrictions....................................................    9
Those Responsible for Management...........................................   11
Investment Advisory and Other Services.....................................   21
Distribution Contracts.....................................................   24
Net Asset Value............................................................   25
Special Redemptions........................................................   26
Additional Services and Programs...........................................   26
Description of the Fund's Shares...........................................   26
Tax Status.................................................................   28
Calculation of Performance.................................................   32
Brokerage Allocation.......................................................   34
Transfer Agent Services....................................................   36
Custody of Portfolio.......................................................   36
Independent Auditors.......................................................   36
Appendix A- Description of Investment Risk.................................  A-1
Appendix B-Description of Bond Ratings.....................................  B-1
Financial Statements.......................................................  F-1

ORGANIZATION OF THE FUND


The Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts.


John Hancock Advisers, Inc. (the "Adviser") is the Fund's investment adviser. The Adviser is an indirect wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts. The Subadviser of the Fund is Independence Investment Associates, Inc. ("IIA") referred to herein as the "Subadviser" and is an affiliate of the Life Company.

INVESTMENT OBJECTIVE AND POLICIES


The following information supplements the discussion of the Fund's investment objective and policies as discussed in the Prospectus. Appendix A contains further information describing investment risks. The investment objective of the Fund is not fundamental and may be changed by the Trustees without shareholder approval. There is no assurance that the Fund will achieve its investment objective.


The Fund seeks above-average total return consisting of capital appreciation and income. The Fund emphasizes investments in companies offering capital growth and/or income potential over both the intermediate and long term. The Fund's performance and risk profile benchmark is the Standard & Poor's 500 Stock Index (the "S&P 500 Index") which is comprised of 500 industrial, utility, transportation and financial companies in the United States markets. Most of these companies are listed on the New York Stock Exchange (the "Exchange"). Companies included in the S&P 500 Index represent about 75% of the Exchange's market capitalization and 30% of the Exchange's issuers. The S&P 500 Index is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

The Fund has adopted certain investment restrictions that are detailed under "Investment Restrictions" in this Statement of Additional Information where they are classified as fundamental or nonfundamental. Those restrictions designated as fundamental may not be changed without shareholder approval. The Fund's investment objective, investment policies and nonfundamental restrictions, however, may be changed by a vote of the Trustees without shareholder approval. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

For a further description of the Fund's investment objectives, policies and restrictions see "Goal and Strategy" and "Main Risks" in the Fund's Prospectus and "Investment Restrictions" in this Statement of Additional Information.

Common stocks. The Fund may invest in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of such entity's preferred stock and other senior equity. Ownership of common stock usually carries with it the right to vote and, frequently, an exclusive right to do so. The Fund will diversify its investments in common stocks of companies in a number of industry groups without concentrating in any particular industry. Common stocks have the potential to outperform fixed-income securities over the long term. Common stocks provide the most potential for growth, yet are the more volatile of the two asset classes.

Debt securities. Debt securities in which the Fund may invest are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Particular debt securities will be selected based upon credit risk analysis of potential issuers, the characteristics of the security and the interest rate sensitivity of the various debt issues available with respect to a particular issuer, and analysis of the anticipated volatility and liquidity of the particular debt instruments.

Preferred stocks. The Fund may invest in preferred stocks. Preferred stock generally has a preference to dividends and, upon liquidation, over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer's common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

Investment in Foreign Securities. The Fund may invest in the securities of foreign issuers in the form of sponsored and unsponsored American Depository Receipts ("ADRs") and U.S. dollar-denominated securities of foreign issuers traded on U.S. exchanges. ADRs (sponsored and unsponsored) are receipts, typically issued by U.S. banks, which evidence ownership of underlying securities issued by a foreign corporation. ADRs are publicly traded on a U.S. stock exchange or in the over-the-counter market. An investment in foreign securities including ADRs may be affected by changes in currency rates and in exchange control regulations. Issuers of unsponsored ADRs are not contractually obligated to disclose material information including financial information, in the United States and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. Foreign companies may not be subject to accounting standards or government supervision comparable to U.S. companies, and there is often less publicly available information about their operations. Foreign companies may also be affected by political or financial inability abroad. These risk considerations may be intensified in the case of investments in ADRs of foreign companies that are located in emerging market countries. ADRs of companies located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income, decline in value of the underlying securities or lack of access to income during this period as well as the expense of enforcing its rights.

Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting its repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. In addition, the Fund will not enter into reverse repurchase agreements or borrow money, except from banks temporarily for extraordinary or emergency purposes (not for leveraging) in amounts not to exceed 33 1/3% of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase income. The Fund will not purchase securities while outstanding borrowings exceed 5% of the Fund's total assets. The Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Trustees. Under the procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees may adopt guidelines and delegate to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued and forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Government Securities. The Fund may invest in government securities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("GNMA"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("FHLMC"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("FNMA"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

Mortgage-Backed Securities. The Fund may invest in mortgage pass-through certificates and multiple-class pass-through securities, such as real estate mortgage investment conduits ("REMIC") pass-through certificates, collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities ("SMBS"), and other types of "Mortgage-Backed Securities" that may be available in the future.

Guaranteed Mortgage Pass-Through Securities. Guaranteed mortgage pass-through securities represent participation interests in pools of residential mortgage loans and are issued by U.S. Governmental or private lenders and guaranteed by the U.S. Government or one of its agencies or instrumentalities, including but not limited to the GNMA, the FNMA and the FHLMC. GNMA certificates are guaranteed by the full faith and credit of the U.S. Government for timely payment of principal and interest on the certificates. FNMA certificates are guaranteed by FNMA, a federally chartered and privately owned corporation, for full and timely payment of principal and interest on the certificates. FHLMC certificates are guaranteed by FHLMC, a corporate instrumentality of the U.S. Government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

Multiple-Class Pass-Through Securities and Collateralized Mortgage Obligations. CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. Government agencies and instrumentalities as well as private lenders. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.

Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.

A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages primarily secured by interests in real property and other permitted investments. Investors may purchase "regular" and "residual" interest shares of beneficial interest in REMIC trusts although the Fund does not intend to invest in residual interests.

Stripped Mortgage-Backed Securities. SMBS are derivative multiple-class mortgage-backed securities. SMBS are usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In the most extreme case, one class will receive all of the interest (the "interest only" class) while the other class will receive all of the principal (the "principal only" class). The yields and market risk of interest only and principal only SMBS, respectively, may be more volatile than those of other fixed income securities. The staff of the SEC considers privately issued SMBS to be illiquid.

Structured or Hybrid Notes. Funds that may invest in mortgage-backed securities may invest in "structured" or "hybrid" notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed-income securities or interest rates. Examples of these benchmarks include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows the Fund to gain exposure to the benchmark market while fixing the maximum loss that the Fund may experience in the event that market does not perform as expected. Depending on the terms of the note, the Fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; the Fund's loss cannot exceed this foregone interest and/or principal. An investment in structured or hybrid notes involves risks similar to those associated with a direct investment in the benchmark asset.

Risk Factors Associated with Mortgage-Backed Securities. Investing in Mortgage-Backed Securities involves certain risks, including the failure of a counter-party to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. In addition, investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities. Further, the yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, the Fund may fail to recoup fully its investment in Mortgage-Backed Securities notwithstanding any direct or indirect governmental, agency or other guarantee. When the Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities. This possibility is often referred to as extension risk. Extending the average life of a Mortgage-Backed Security increases the risk of depreciation due to future increases in market interest rates.

Risk Associated With Specific Types of Derivative Debt Securities. Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. Thus, the magnitude of exposure may be less than for more leveraged Mortgage-Backed Securities.

The risk of early prepayments is the primary risk associated with interest only debt securities ("IOs"), super floaters, other leveraged floating rate instruments and Mortgage-Backed Securities purchased at a premium to their par value. In some instances, early prepayments may result in a complete loss of investment in certain of these securities. The primary risks associated with certain other derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates.

These securities include floating rate securities based on the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating rate securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), Mortgage-Backed Securities purchased at a discount, leveraged inverse floating rate securities ("inverse floaters"), principal only debt securities ("POs"), certain residual or support tranches of CMOs and index amortizing notes. Index amortizing notes are not Mortgage-Backed Securities, but are subject to extension risk resulting from the issuer's failure to exercise its option to call or redeem the notes before their stated maturity date. Leveraged inverse IOs combine several elements of the Mortgage-Backed Securities described above and thus present an especially intense combination of prepayment, extension and interest rate risks.

Planned amortization class ("PAC") and target amortization class ("TAC") CMO bonds involve less exposure to prepayment, extension and interest rate risk than other Mortgage-Backed Securities, provided that prepayment rates remain within expected prepayment ranges or "collars." To the extent that prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risk associated with the underlying mortgage assets.

Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. X-reset floaters have a coupon that remains fixed for more than one accrual period. Thus, the type of risk involved in these securities depends on the terms of each individual X-reset floater.

Ratings as Investment Criteria. In general, the ratings of Moody's and S&P represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized however, that ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Funds as initial criteria for the selection of portfolio securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix B contains further information concerning the rating of Moody's and S&P and their significance.

Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund, but the Adviser will consider the event in its determination of whether the Fund should continue to hold the securities.

Lending of Securities. The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. The Fund can lend portfolio securities having a total value of 33 1/3% of its total assets.

Short-Term Trading. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short term turnover (100% or grater) involves correspondingly greater brokerage expenses. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the prospectus.

INVESTMENT RESTRICTIONS

Fundamental  Investment  Restrictions.   The  Fund  has  adopted  the  following
investment restrictions which may not be changed without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information means the approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy or (2) more than 50% of the outstanding shares.

The Fund may not:

1. Issue senior securities, except as permitted by paragraphs 3, 6 and 7 below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies or within the meaning of paragraph 6 below, are not deemed to be senior securities.

2. Purchase securities on margin or make short sales, or unless, by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except (i) in connection with arbitrage transactions, (ii) for hedging the Fund's exposure to an actual or anticipated market decline in the value of its securities, (iii) to profit from an anticipated decline in the value of a security, and (iv) obtaining such short-term credits as may be necessary for the clearance of purchases and sales of securities.

3. Borrow money, except for the following extraordinary or emergency purposes: (i) from banks for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value; (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets; and (iv) The Fund may not borrow money for the purpose of leveraging the Fund's assets. For purposes of this investment restriction, the deferral of Trustees' fees and transactions in short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing. .

4. Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purpose of the 1933 Act.

5. Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein,
         (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

6. Invest in commodities, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

7. Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

8. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S.
         Government or any of its agencies, instrumentalities or authorities.

9.       The Fund, with respect to 75% of total assets,  purchase  securities of
         an  issuer   (other   than  the  U.  S.   Government,   its   agencies,
         instrumentalities or authorities), if:

              (a) such purchase  would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

              (b) such  purchase  would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

Non-Fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

The Fund may not:


1. Participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser or any Subadviser to save commissions or to average prices among them is not deemed to result in a joint securities trading account.

2. Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

3. Invest more than 15% of the net assets of the Fund, taken at market value, in illiquid securities.

4. Purchase securities while outstanding borrowings exceed 5% of the Fund's total assets.

5. Invest for the purpose of exercising control over or management of any company.

If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of a Fund's assets will not be considered a violation of the restriction.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by the Trustees who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers or directors of the Fund's Adviser and/or Subadviser, or officers and/or directors of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Edward J. Boudreau, Jr. *                Trustee, Chairman and Chief            Chairman, Director and Chief
101 Huntington Avenue                    Executive Officer (1, 2)               Executive Officer, the Adviser;
Boston, MA  02199                                                               Chairman, Director and Chief
October 1944                                                                    Executive Officer, The Berkeley
                                                                                Financial Group, Inc. ("The
                                                                                Berkeley Group"); Chairman and
                                                                                Director, NM Capital Management,
                                                                                Inc. ("NM Capital"), John Hancock
                                                                                Advisers International Limited
                                                                                ("Advisers International") and
                                                                                Sovereign Asset Management
                                                                                Corporation ("SAMCorp"); Chairman
                                                                                and Chief Executive Officer, John
                                                                                Hancock Funds, Inc. ("John Hancock
                                                                                Funds"); Chairman, First Signature
                                                                                Bank and Trust Company; Director,
                                                                                John Hancock Insurance Agency, Inc.
                                                                                ("Insurance Agency, Inc."), John
                                                                                Hancock Advisers International
                                                                                (Ireland) Limited ("International
                                                                                Ireland"), John Hancock Capital
                                                                                Corporation and New England/Canada
                                                                                Business Council; Member,
                                                                                Investment Company Institute Board
                                                                                of Governors; Director, Asia
                                                                                Strategic Growth Fund, Inc.;
                                                                                Trustee, Museum of Science;
                                                                                Director, John Hancock Freedom
                                                                                Securities Corporation (until
                                                                                September 1996); Director, John
                                                                                Hancock Signature Services, Inc.
                                                                                ("Signature Services") (until
                                                                                January 1997).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                       12


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Stephen L. Brown*                        Trustee                                Chairman and Chief Executive
John Hancock Place                                                              Officer, John Hancock Mutual Life
P.O. Box 111                                                                    Insurance Company; Director, the
Boston, MA 02117                                                                Adviser, John Hancock Funds,
July 1937                                                                       Insurance Agency, John Hancock
                                                                                Subsidiaries, Inc., The Berkeley
                                                                                Group, Federal Reserve Bank of
                                                                                Boston, Signature Services (until
                                                                                January 1997;) Trustee, John
                                                                                Hancock Asset Management (until
                                                                                March 1997).


James F. Carlin                          Trustee                                Chairman and CEO, Carlin
233 West Central Street                                                         Consolidated, Inc.
Natick, MA 01760                                                                (management/investments); Director,
April 1940                                                                      Arbella Mutual (insurance), Health
                                                                                Plan Services, Inc., Massachusetts
                                                                                Health and Education Tax Exempt
                                                                                Trust, Flagship Healthcare, Inc.,
                                                                                Carlin Insurance Agency, Inc., West
                                                                                Insurance Agency, Inc. (until May
                                                                                1995), Uno Restaurant Corp.;
                                                                                Chairman, Massachusetts Board of
                                                                                Higher Education (until July 1999).




-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.



                                       13


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

William H. Cunningham                    Trustee                                Chancellor, University of Texas
601 Colorado Street                                                             System and former President of the
O'Henry Hall                                                                    University of Texas, Austin, Texas;
Austin, TX 78701                                                                Lee Hage and Joseph D. Jamail
January 1944                                                                    Regents Chair of Free Enterprise;
                                                                                Director, LaQuinta Motor Inns, Inc.
                                                                                (hotel management company)
                                                                                (1985-1998); Jefferson-Pilot
                                                                                Corporation (diversified life
                                                                                insurance company) and LBJ
                                                                                Foundation Board (education
                                                                                foundation); Advisory Director,
                                                                                Chase Bank (formerly Texas Commerce
                                                                                Bank - Austin).


Ronald R. Dion                           Trustee                                President and Chief Executive
250 Boylston Street                                                             Officer, R.M. Bradley &  Co., Inc.;
Boston, MA 02116                                                                Director, The New England Council
March 1946                                                                      and Massachusetts Roundtable;
                                                                                Trustee, North Shore Medical Center
                                                                                and a corporator of the Eastern
                                                                                Bank; Trustee, Emmanuel College;
                                                                                Director, BJ's Wholesale Club, Inc.



Harold R. Hiser, Jr.                     Trustee                                Executive Vice President,
123 Highland Avenue                                                             Schering-Plough Corporation
Short Hill, NJ  07078                                                           (pharmaceuticals) (retired 1996);
October 1931                                                                    Director, ReCapital Corporation
                                                                                (reinsurance) (until 1995).



-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.



                                       14


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Anne C. Hodsdon *                        Trustee and President (1,2)            President, Chief Operating Officer,
101 Huntington Avenue                                                           Chief Investment Officer and
Boston, MA  02199                                                               Director, the Adviser, The Berkeley
August 1953                                                                     Group; Executive Vice President and
                                                                                Director, John Hancock Funds;
                                                                                Director, Advisers International,
                                                                                Insurance Agency, Inc. and
                                                                                International Ireland; President and
                                                                                Director, SAMCorp. and NM Capital;
                                                                                Executive Vice President, the
                                                                                Adviser (until December 1994);
                                                                                Director, Signature Services (until
                                                                                January 1997).

Charles L. Ladner                        Trustee                                Senior Vice President and Chief
UGI Corporation                                                                 Financial Officer, UGI Corporation
P.O. Box 858                                                                    (Public Utility Holding Company)
Valley Forge, PA  19482                                                         (retired 1998); Vice President and
February 1938                                                                   Director for AmeriGas, Inc. (retired
                                                                                1998); Vice President of AmeriGas
                                                                                Partners, L.P. (until 1997);
                                                                                Director, EnergyNorth, Inc. (until
                                                                                1995).

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                       15


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Leo E. Linbeck, Jr.                      Trustee                                Chairman, President, Chief Executive
3810 W. Alabama                                                                 Officer and Director, Linbeck
Houston, TX 77027                                                               Corporation (a holding company
August 1934                                                                     engaged in various phases of the
                                                                                construction industry and
                                                                                warehousing interests); Former
                                                                                Chairman, Federal Reserve Bank of
                                                                                Dallas (1992, 1993); Chairman of
                                                                                the Board, Linbeck Construction
                                                                                Corporation; Director, Duke Energy
                                                                                Corporation (a diversified energy
                                                                                company), Daniel Industries, Inc.
                                                                                (manufacturer of gas measuring
                                                                                products and energy related
                                                                                equipment), GeoQuest International
                                                                                Holdings, Inc. (a geophysical
                                                                                consulting firm); Director, Greater
                                                                                Houston Partnership.


Steven R. Pruchansky                     Trustee (1)                            Director and President, Mast
4327 Enterprise Avenue                                                          Holdings, Inc. (since 1991);
Naples, FL  34104                                                               Director, First Signature Bank &
August 1944                                                                     Trust Company (until August 1991);
                                                                                Director, Mast Realty Trust (until
                                                                                1994); President, Maxwell Building
                                                                                Corp. (until 1991).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.



                                       16


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Richard S. Scipione *                    Trustee (1)                            General Counsel, John Hancock Mutual
John Hancock Place                                                              Life Insurance Company; Director,
P.O. Box 111                                                                    the Adviser, John Hancock Funds,
Boston, MA  02117                                                               Signator Investors, Inc., Insurance
August 1937                                                                     Agency, Inc., John Hancock
                                                                                Subsidiaries, Inc., SAMCorp. and NM
                                                                                Capital; The Berkeley Group; JH
                                                                                Networking Insurance Agency, Inc.;
                                                                                Signature Services (until January
                                                                                1997).

Norman H. Smith                          Trustee                                Lieutenant General, United States
243 Mt. Oriole Lane                                                             Marine Corps; Deputy Chief of Staff
Linden, VA  22642                                                               for Manpower and Reserve Affairs,
March 1933                                                                      Headquarters Marine Corps;
                                                                                Commanding General III Marine
                                                                                Expeditionary Force/3rd Marine
                                                                                Division (retired 1991).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.



                                       17


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

John P. Toolan                           Trustee                                Director, The Smith Barney Muni Bond
13 Chadwell Place                                                               Funds, The Smith Barney Tax-Free
Morristown, NJ  07960                                                           Money Funds, Inc., Vantage Money
September 1930                                                                  Market Funds (mutual funds), The
                                                                                Inefficient-Market Fund, Inc.
                                                                                (closed-end investment company) and
                                                                                Smith Barney Trust Company of
                                                                                Florida; Chairman, Smith Barney
                                                                                Trust Company (retired December,
                                                                                1991); Director, Smith Barney,
                                                                                Inc., Mutual Management Company and
                                                                                Smith Barney Advisers, Inc.
                                                                                (investment advisers) (retired
                                                                                1991); Senior Executive Vice
                                                                                President, Director and member of
                                                                                the Executive Committee, Smith
                                                                                Barney, Harris Upham & Co.,
                                                                                Incorporated (investment bankers)
                                                                                (until 1991).


Osbert M. Hood                           Senior Vice President and Chief        Senior Vice President , Chief
101 Huntington Avenue                    Financial Officer                      Financial Officer and Treasurer, the
Boston, MA  02199                                                               Adviser, the Berkeley Group and John
August 1952                                                                     Hancock Funds, Inc.; Vice President
                                                                                and Chief Financial Officer, John
                                                                                Hancock Mutual Life Insurance
                                                                                Company Retail Sector (until 1997).



-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.



                                       18


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

John A. Morin                            Vice President                         Vice President and Secretary, the
101 Huntington Avenue                                                           Adviser, The Berkeley Group,
Boston, MA  02199                                                               Signature Services, John Hancock
July 1950                                                                       Funds, NM Capital and SAMCorp.;
                                                                                Clerk, Insurance Agency, Inc.;
                                                                                Counsel, John Hancock Mutual Life
                                                                                Insurance Company (until February
                                                                                1996).


Susan S. Newton                          Vice President and Secretary           Vice President, the Adviser; John
101 Huntington Avenue                                                           Hancock Funds, Signature Services
Boston, MA  02199                                                               and The Berkeley Group.
March 1950

James J. Stokowski                       Vice President, Treasurer and Chief    Vice President, the Adviser.
101 Huntington Avenue                    Accounting Officer
Boston, MA  02199
November 1946


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.

The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Messrs. Boudreau, Brown, Scipione and Ms. Hodsdon, each a non-Independent Trustee, and each of the officers of the Fund are interested persons of the Adviser, are compensated by the Adviser and receive no compensation from the Fund for their services.


                          Aggregate                 Total Compensation From the
                          Compensation              Fund and John Hancock Fund
Independent Trustees      From the Fund(1)          Complex to Trustees(2)
--------------------      ----------------          ----------------------

James F. Carlin                $ 3,354                      $ 74,000
William H. Cunningham            3,354                        74,000
Ronald R. Dion                   3,429                        18,500
Charles F. Fretz                   607                        57,121
Harold R. Hiser, Jr.             3,146                        70,000
Charles L. Ladner                3,508                        77,100
Leo E. Linbeck, Jr.              3,354                        74,000
Patricia P. McCarter               414                        43,696
Steven R. Pruchansky             3,508                        77,100
Norman H. Smith                  3,618                        79,350
John P. Toolan                   3,508                        77,100
                           -----------                 -------------
Total                         $ 31,800                      $721,967


(1) Compensation is for the fiscal year ended February 28, 1999.


(2) Total compensation paid by the John Hancock Funds Complex to the Independent Trustees is as of December 31, 1998. As of this date, there were sixty-seven funds in the John Hancock Fund Complex, with each of these Independent Trustees serving on thirty-three funds. Effective October 1, 1998, Mr. Fretz and Ms. McCarter resigned as Trustees of the Complex.


*As of December 31, 1998, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for Mr. Cunningham was $320,943, Mr. Hiser was $115,084, Ms. McCarter was $183,645 and for Mr. Pruchansky was $75,016, for Mr. Smith was $109,807, for Mr. Toolan was $403,714 under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees.

All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and/or directors and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

As of July 13, 1999, the officers and Trustees of the Fund as a group beneficially owned less than 1% of the outstanding shares of the Fund. As of that date, the following shareholders of record beneficially owned 5% or more of the outstanding shares of the Fund.

------------------------------------------------------------ -------------------
Name and Address of Shareholder           Percentage of Total Outstanding Shares
-------------------------------           --------------------------------------

--------------------------------------------------------------------------------
Invesco Retirement Plan Services                          18.26%
Att: Brad Echols
400 Colony Square Ste 2100
1201 Peachtree Street NE
Atlanta GA 30361-3500

--------------------------------------------------------------------------------
Weil Gotshal & Manges Section                              7.79%
401K Savings & Investment Trust
767 Fifth Avenue
New York NY 10153-0023

--------------------------------------------------------------------------------
Charles Schwabb Trust Company FBO                          5.22%
Gaylord Entertainment Co.
401K Savings Plan
1 Montgomery Street 7th Floor
San Francisco CA

--------------------------------------------------------------------------------
Boeing Information Services, Inc.                          5.80%
7990 Boeing Court, M/S CV-42
Att: Dede O'Donnell 401K
Vienna VA 22182-3925

--------------------------------------------------------------------------------

INVESTMENT ADVISORY AND OTHER SERVICES


The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has more than $30 billion in assets under management in its capacity as investment adviser to the Fund and the other funds in the John Hancock group of funds as well as institutional accounts. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of more than $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating with Standard & Poor's and A. M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.


The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser which was approved by the Fund's shareholders. Pursuant to the Advisory Agreement, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit, and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

The Adviser has entered into a Sub-Advisory Agreement with IIA. Under the Sub-Advisory Agreement, the Subadviser, subject to the review of the Trustees and the overall supervision of the Adviser, is responsible for managing the investment operations of the Fund and the composition of the Fund's investment portfolio and furnishing the Fund with advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. IIA, located at 53 State Street, Boston, Massachusetts 02109, and organized in 1982, is a wholly owned indirect subsidiary of John Hancock Subsidiaries, Inc.

As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly a fee based on a stated percentage of the average of the daily net assets of the Fund as follows:

Net Asset Value                                              Annual Rate
---------------                                              -----------

First $1 billion                                             0.50%
Amount over $1 billion                                       0.45%


The advisory fees paid by the Fund are greater than those paid by most funds, but they are comparable to those paid by many investment companies with similar investment objectives and policies. For the periods ended February 28, 1999, 1998 and 1997, the Adviser received investment management fees of $2,716,529, $2,212,037 and $1,280,296, respectively. The Adviser (not the Fund) pays a portion of its fee to the Subadviser at the rate of 80% of the advisory fee payable on the Fund's average daily net assets. For the periods ended February 28, 1999, the Adviser paid the Subadviser $2,174,244, $1,775,718 and $1,020,770, respectively.

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of its average daily net assets. The Adviser has agreed to limit Fund expenses (excluding 12b-1 fees) to 0.70% of the Fund's average daily net assets at least until July 1, 2000. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.


Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser, the Subadviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more other funds or clients are selling the same security. If opportunities for purchase or sale of securities by the Adviser or Subadviser for the Fund or for other funds or clients for which the Adviser or Subadviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser, Subadviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to its Advisory Agreement and Sub-Advisory Agreement, the Adviser and Subadviser are not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the respective Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or Subadviser in the performance of its duties or from reckless disregard of the obligations and duties under the applicable Agreement.


Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for as long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Fund's
Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.


Under the Sub-Advisory Agreement of the Fund, the Fund may use the name "Independence" or any name derived from or similar to it only for as long as the Sub-Advisory Agreement is in effect. When the Sub-Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use any name indicating that it is advised by or otherwise connected with IIA. In addition, IIA or the Life Company may grant the non-exclusive right to use the name "Independence" or any similar name to any other corporation or entity, including but not limited to any investment company of which IIA or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The continuation of the Advisory Agreement, Sub-Advisory Agreement and the Distribution Agreement (discussed below) was approved by all Trustees. The Advisory Agreement, Sub-Advisory Agreement and the Distribution Agreement, will continue in effect from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Both Agreements may be terminated on 60 days written notice by any party or by vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if assigned.

Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal year ended February 28, 1999, 1998 and 1997, the Fund paid the Adviser $84,538, $79,447 and $48,011, respectively, for services under this agreement.

In order to avoid conflicts with portfolio trades for the Fund, the Adviser, the Subadviser and the Fund have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. In the case of the Adviser, some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. IIA has adopted similar restrictions which may differ where appropriate, as long as they have the same intent. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.

DISTRIBUTION CONTRACTS

The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. John Hancock Funds accepts orders for the purchase of the shares of the Fund which are continually offered at net asset value next determined.

The Fund's Trustees adopted a Distribution Plan with respect to Class P shares (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.25% of the Fund's Class P average daily net assets. Service fees will not exceed 0.25% of the Class P average daily net assets. The distribution fees will be used to reimburse John Hancock Funds for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of the John Hancock Funds) engaged in the sale of Fund shares and (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares. The service fees will be used to compensate Selling Brokers and others for providing personal and account maintenance services to shareholders. In the event that John Hancock Funds is not fully reimbursed for payments or expenses it incurs under the Class P Plan, these expenses will not be carried beyond twelve months from the date they were incurred. The Plans were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at a meeting called for the purpose of voting on this Plan.

Pursuant to the Plan, at least quarterly, John Hancock Funds provide the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as its continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by a vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to that Plan. Each plan provides, that no material amendment to the Plans will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Fund.

Amounts paid to the John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to the formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Fund.

NET ASSET VALUE

For purposes of calculating the net asset value (NAV) of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market- maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market Issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

The NAV of each Fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholders will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares which may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the order date of any investment.

DESCRIPTION OF THE FUND'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund and ten other series. Additional series may be added in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Fund, or any new series of the Trust, into one or more classes. The Trustees have authorized the issuance of Class P and Class I.

The shares of each class of the Fund represent an equal proportionate interest in the assets belonging to that class of the Fund. Holders of Class P shares have exclusive voting rights on matters relating to the Class P distribution plan. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares. When issued, shares are fully paid and nonassessable. In the event of liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. Shares of the Trust are freely transferable and have no preemptive, subscription or conversion rights.

In accordance with the provisions of the Declaration of Trust, the Trustees have initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The Trustees may determine in the future, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times net asset value per share) will be entitled to one vote on any matter on which such shares are entitled to vote.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to Class P will be borne exclusively by that class, and (ii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares are purchased. No interest will be paid on uncashed dividend or redemption checks.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Fund. However, the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable for reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no fund included in this Fund's prospectus shall be liable for the liabilities of any other John Hancock Fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Selling activities for the Fund may not take place outside the U.S. except with U.S. military bases, APO addresses and U.S. diplomats. Brokers of record on Non-U.S. investors' accounts with foreign mailing addresses are required to certify that all sales activities have occurred, and in the future will occur, only in the U.S. A foreign corporation may purchase shares of the Fund only if it has a U.S. mailing address.

TAX STATUS

The Fund is treated as a separate entity for accounting and tax purposes, has qualified and elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions and the diversification of its assets, the Fund will not be subject to Federal income tax on its taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

The Fund will be subject to a 4% nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.

Distribution from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain" they will be taxable as long-term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than net capital gain, after reduction by deductible expenses). Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Some tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Because more than 50% of the Fund's total assets at the close of any taxable year will not consist of stocks or securities of foreign corporations, the Fund will be unable to pass such taxes through to shareholders, who consequently will not include any portion of such taxes in their incomes and will not be entitled to any associated tax credits or deductions with respect to such taxes. The Fund will deduct the foreign taxes it pays in determining the amount it has available for distribution to shareholders.

If the Fund invests in stock or ADRs representing stock (including an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gain) or hold at least 50% of their asset in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may be available to ameliorate these adverse tax consequences, but could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Fund may limit and/or manage its holdings in passive foreign investment companies or make an available election to minimize its tax liability or maximize its return from these investments.

The amount of the Fund's net realized capital gains, if any, in any given year will vary depending upon the Adviser's current investment strategy and whether the Adviser believes it to be in the best interest of the Fund to dispose of portfolio securities that will generate capital gains. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions on those shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of the Fund (including by exercise of the exchange privilege)in a transaction that is treated as a sale for tax purposes, a shareholder will ordinarily realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. A sales charge paid in purchasing shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund or another John Hancock fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Also, any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

Although its present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and
(c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.

For Federal income tax purposes, the Fund is permitted to carry forward a net realized capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and, as noted above, would not be distributed as such to shareholders. As of February 28, 1999, the Fund did not have any capital loss carryforwards.

For purposes of the dividends-received deduction available to corporations, dividends received by the Fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) during a prescribed period extending before and after each such dividend and distributed and properly designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the holding period requirements stated above with respect to their shares of the Fund for each dividend in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining a corporate shareholder's alternative minimum tax liability, if any. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares, and, to the extent such basis would be reduced below zero, that current recognition of income would be required.

The Fund is required to accrue income on any debt securities that have more than a de minimis amount of original issue discount (or debt securities acquired at a market discount, if the Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payments. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may borrow cash, to satisfy these distribution requirements.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although it may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

The foregoing discussion relates solely to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions and ownership of or gains realized on the redemption (including an exchange) of shares of the Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8, Form W-8BEN, or other authorized withholding certificate is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE


The average annual total return on Class I shares of the Fund for the 1 year period ended February 28, 1999 and from the commencement of operations on March 10, 1995 until February 28, 1999 was 18.98% and 26.47%, respectively. Performance calculations for Class I do not reflect distribution fees.


Class P shares did not commence operations until October 1, 1999; therefore, there is no average total return on Class P shares of the Fund for the 1 year period ended February 28, 1999 and since inception.

Total return is computed by finding the average annual compounded rate of return over the 1 year, 5 year and 10 year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

                                n ______
                           T = \ / ERV/P - 1

Where:

P =     a hypothetical initial investment of $1,000.
T =     average annual total return.
n =     number of years.
ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the 1 year, 5 year, and 10 year periods.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period.

The Fund may advertise yield, where appropriate. The Fund's yield is computed by dividing net investment income per share determined for a 30-day period by the maximum offering price per share (which includes the full sales charge) on the last day of the period, according to the following standard formula:


                                               6
                  Yield = 2 ( [ ( a - b ) + 1 ] - 1 )
                                  -----
                                   cd

Where:

         a =    dividends and interest earned during the period.
         b =    net expenses accrued during the period.
         c =    the average daily number of fund shares  outstanding  during the period that would be entitled to receive dividends.
         d =    the maximum offering price per share on the last day of the period (NAV where applicable).

From time to time, in reports and promotional literature, the Fund's total return will be compared to indices of mutual funds such as Lipper Analytical Services, Inc.'s "Lipper - Mutual Fund Performance Analysis," a monthly publication which tracks net assets, total return and yield on mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes, as well as the Russell and Wilshire Indices.

Performance rankings and ratings reported periodically in national financial publications such as MONEY Magazine, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S and BARRON'S may also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta". Beta is a reflection of the market related risk of the Fund by showing how responsive the Fund is to the market.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser pursuant to recommendations made by an investment committee of the Adviser, which consists of officers and directors of the Adviser and affiliates and officers and Trustees who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the Adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer, and transactions with dealers serving as market makers reflect a "spread". Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions.

In the U.S. Government securities market, securities are generally traded on a "net" basis with dealers acting as principal for their own account without a stated commission, although the price of the security usually includes a profit to the dealer. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and, to a lesser extent, statistical assistance furnished to the Adviser of the Fund and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and, conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will not make commitments to allocate portfolio transactions upon any prescribed basis. While the Adviser's officers will be primarily responsible for the allocation of the Fund's brokerage business, their policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees. For the fiscal years ended on February 28, 1997, 1998 and 1999, the Fund paid negotiated brokerage commissions in the amount of $357,443, $617,705, and $559,111, respectively.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such commission is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. For the fiscal year ended February 28, 1999, the Fund did not pay commissions as compensation to any brokers for research services such as industry, economic and company reviews and evaluations of securities.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker-dealer (until January 1, 1999, John Hancock Distributors, Inc.) ("Signator" or "Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through the Affiliated Broker. During the fiscal years ended February 28, 1997, 1998 and 1999, the Fund did not execute any portfolio transactions with the Affiliated Broker.

Signator may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers, except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not "interested persons" (as defined in the Investment Company
Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Broker, has, as an investment adviser to the Fund, the obligation to provide investment management services, which include elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund will pay Signature Services an annual fee of 0.05% of the average daily net assets attributable to the Class P shares.

CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. Under the custodian agreement, Investors Bank & Trust Company performs custody, portfolio and fund accounting services.

INDEPENDENT AUDITORS

The independent auditors of the Funds are Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts 02116. Deloitte & Touche LLP audits and renders opinions on the Fund's annual financial statements and reviews the Fund's annual Federal income tax returns.

APPENDIX A

MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of the fund's risk profile in the prospectus.

A fund is permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the Fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief definitions of certain associated risks with them with examples of related securities and investment practices included in brackets. See the "Investment Objective and Policies" and "Investment Restrictions" sections of this Statement of Additional Information for a description of this Fund's investment policies. The Fund follows certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive return over any period of time -- days, months or years.

TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks. (e.g., short sales, financial futures and options; securities and index options, currency contracts).

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. (e.g., borrowing; reverse repurchase agreements, repurchase agreements, securities lending, non-investment-grade securities, financial futures and options; securities and index options).

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. (e.g., foreign equities, financial futures and options; securities and index options, currency contracts).

Information risk The risk that key information about a security or market is inaccurate or unavailable. (e.g., non-investment-grade securities, foreign equities).

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. (e.g., non-investment-grade securities, financial futures and options; securities and index options).

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. (e.g., borrowing; reverse repurchase agreements, when-issued securities and forward commitments).

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. (e.g., short sales, financial futures and options securities and index options; currency contracts).

o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost. (e.g., short sales, financial futures and options securities and index options; currency contracts).

o Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. (e.g., non-investment-grand securities, short sales, restricted and illiquid securities, financial futures and options securities and index options; currency contracts).

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them. (e.g., short sales, short-term trading, when-issued securities and forward commitments, non-investment-grade securities, foreign equities, financial futures and options; securities and index options restricted and illiquid securities).

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events. (e.g., foreign equities).

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. (e.g., short sales, when-issued securities and forward commitments; financial futures and options; securities and index options, currency contracts).

Political risk The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war.(e.g., foreign equities).

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for. (e.g., non-investment-grade securities, restricted and illiquid securities).

APPENDIX B

Moody's describes its lower ratings for corporate bonds as follows:

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represented obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

S&P describes its lower ratings for corporate bonds as follows:

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated BB, B, CCC, or CC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's describes its three highest ratings for commercial paper as follows:

Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in well-established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protections; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated P- (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated P-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P describes its three highest ratings for commercial paper as follows:

A-1. This designation indicated that the degree of safety regarding timely payment is very strong.

A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3. Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FINANCIAL STATEMENTS









                                      F-1